UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05430

SSGA FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
Andrew J. DeLorme, Esq. Chief Legal Officer c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: August 31

Date of reporting period: August 31, 2024

Item 1. Reports to Stockholders.

(a) The Reports to Shareholders are attached herewith.

State Street International Stock Selection Fund

Class A: SSILX

Annual Shareholder Report

August 31, 2024

This annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.24%

How did the Fund perform last year and what affected its performance?

Value and Sentiment-based factors were the primary drivers of Fund performance during the reporting period relative to the Index. Both themes yielded positive returns as companies with lower valuation and good market sentiment outperformed their more expensive and unfavored peers. Stock selection in each of the Industrials, Consumer Discretionary and Health Care sectors was the largest positive contribution to Fund performance. At the regional level, stock selection was most successful in Europe and Asia Pacific ex Japan.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSILX with load	MSCI EAFE Net Dividend Index
08/31/14	$9,477	$10,000
09/30/14	$9,181	$9,616
10/31/14	$9,072	$9,476
11/30/14	$9,232	$9,605
12/31/14	$8,890	$9,272
01/31/15	$9,001	$9,317
02/28/15	$9,512	$9,874
03/31/15	$9,384	$9,724
04/30/15	$9,742	$10,122
05/31/15	$9,818	$10,070
06/30/15	$9,529	$9,784
07/31/15	$9,640	$9,988
08/31/15	$9,061	$9,253
09/30/15	$8,677	$8,783
10/31/15	$9,256	$9,470
11/30/15	$9,146	$9,322
12/31/15	$8,939	$9,197
01/31/16	$8,396	$8,532
02/29/16	$8,134	$8,375
03/31/16	$8,598	$8,920
04/30/16	$8,869	$9,179
05/31/16	$8,834	$9,095
06/30/16	$8,449	$8,790
07/31/16	$8,825	$9,235
08/31/16	$8,799	$9,242
09/30/16	$8,957	$9,355
10/31/16	$8,799	$9,164
11/30/16	$8,677	$8,982
12/31/16	$8,939	$9,289
01/31/17	$9,245	$9,558
02/28/17	$9,280	$9,695
03/31/17	$9,523	$9,962
04/30/17	$9,810	$10,215
05/31/17	$10,196	$10,590
06/30/17	$10,232	$10,571
07/31/17	$10,519	$10,876
08/31/17	$10,555	$10,872
09/30/17	$10,743	$11,143
10/31/17	$10,869	$11,312
11/30/17	$10,824	$11,431
12/31/17	$10,937	$11,614
01/31/18	$11,300	$12,197
02/28/18	$10,751	$11,646
03/31/18	$10,602	$11,436
04/30/18	$10,713	$11,697
05/31/18	$10,471	$11,434
06/30/18	$10,229	$11,295
07/31/18	$10,471	$11,573
08/31/18	$10,201	$11,349
09/30/18	$10,322	$11,448
10/31/18	$9,568	$10,537
11/30/18	$9,364	$10,523
12/31/18	$8,968	$10,012
01/31/19	$9,647	$10,670
02/28/19	$9,844	$10,942
03/31/19	$9,923	$11,011
04/30/19	$10,051	$11,321
05/31/19	$9,470	$10,777
06/30/19	$10,031	$11,417
07/31/19	$9,687	$11,272
08/31/19	$9,441	$10,980
09/30/19	$9,716	$11,294
10/31/19	$10,031	$11,700
11/30/19	$10,110	$11,832
12/31/19	$10,448	$12,217
01/31/20	$10,184	$11,961
02/29/20	$9,301	$10,880
03/31/20	$7,798	$9,428
04/30/20	$8,367	$10,037
05/31/20	$8,702	$10,474
06/30/20	$9,007	$10,831
07/31/20	$9,159	$11,083
08/31/20	$9,606	$11,653
09/30/20	$9,372	$11,350
10/31/20	$8,946	$10,897
11/30/20	$10,174	$12,586
12/31/20	$10,722	$13,171
01/31/21	$10,619	$13,031
02/28/21	$10,846	$13,323
03/31/21	$11,301	$13,630
04/30/21	$11,673	$14,040
05/31/21	$12,189	$14,498
06/30/21	$12,013	$14,334
07/31/21	$12,034	$14,442
08/31/21	$12,230	$14,697
09/30/21	$11,745	$14,271
10/31/21	$12,024	$14,622
11/30/21	$11,435	$13,941
12/31/21	$12,054	$14,655
01/31/22	$11,774	$13,947
02/28/22	$11,397	$13,700
03/31/22	$11,559	$13,788
04/30/22	$10,891	$12,896
05/31/22	$11,160	$12,993
06/30/22	$9,868	$11,787
07/31/22	$10,352	$12,375
08/31/22	$9,814	$11,787
09/30/22	$8,780	$10,684
10/31/22	$9,394	$11,259
11/30/22	$10,546	$12,527
12/31/22	$10,389	$12,537
01/31/23	$11,179	$13,552
02/28/23	$10,941	$13,269
03/31/23	$11,070	$13,598
04/30/23	$11,308	$13,982
05/31/23	$10,746	$13,391
06/30/23	$11,384	$14,000
07/31/23	$11,730	$14,453
08/31/23	$11,254	$13,899
09/30/23	$11,006	$13,424
10/31/23	$10,530	$12,880
11/30/23	$11,362	$14,076
12/31/23	$11,913	$14,824
01/31/24	$11,968	$14,909
02/29/24	$12,233	$15,182
03/31/24	$12,797	$15,681
04/30/24	$12,465	$15,279
05/31/24	$13,150	$15,871
06/30/24	$12,708	$15,615
07/31/24	$13,095	$16,073
08/31/24	$13,492	$16,596

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSILX (Net Asset Value)	19.89%	7.40%	3.60%
SSILX (Adjusted for the 5.25% Maximum Sales Charge)	13.56%	6.25%	3.04%
MSCI EAFE Net Dividend Index	19.40%	8.61%	5.20%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2024

Statistic	Value
Total Net Assets	$139,639,104
Number of Portfolio Holdings	176
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$644,803

What did the Fund invest in as of 8/31/2024?

Top Ten Countries

Country	% Value of Total Net Assets
Japan	22.0%
United Kingdom	10.4%
Germany	9.5%
France	9.0%
United States	7.6%
Australia	5.9%
Switzerland	5.3%
Netherlands	5.1%
Italy	4.0%
Spain	3.9%

Top Ten Industry

Industry	% Value of Total Net Assets
Banks	13.6%
Pharmaceuticals	11.0%
Trading Companies & Distributors	6.2%
Oil, Gas & Consumable Fuels	5.3%
Machinery	4.4%
Insurance	4.1%
Automobile Components	3.3%
Metals & Mining	2.8%
Construction Materials	2.9%
Consumer Staples Distribution	2.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSILX

State Street International Stock Selection Fund

Class I: SSIPX

Annual Shareholder Report

August 31, 2024

This annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$93	0.84%

How did the Fund perform last year and what affected its performance?

Value and Sentiment-based factors were the primary drivers of Fund performance during the reporting period relative to the Index. Both themes yielded positive returns as companies with lower valuation and good market sentiment outperformed their more expensive and unfavored peers. Stock selection in each of the Industrials, Consumer Discretionary and Health Care sectors was the largest positive contribution to Fund performance. At the regional level, stock selection was most successful in Europe and Asia Pacific ex Japan.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSIPX	MSCI EAFE Net Dividend Index
08/31/14	$10,000	$10,000
09/30/14	$9,680	$9,616
10/31/14	$9,564	$9,476
11/30/14	$9,742	$9,605
12/31/14	$9,381	$9,272
01/31/15	$9,507	$9,317
02/28/15	$10,047	$9,874
03/31/15	$9,912	$9,724
04/30/15	$10,299	$10,122
05/31/15	$10,380	$10,070
06/30/15	$10,074	$9,784
07/31/15	$10,182	$9,988
08/31/15	$9,579	$9,253
09/30/15	$9,174	$8,783
10/31/15	$9,786	$9,470
11/30/15	$9,678	$9,322
12/31/15	$9,469	$9,197
01/31/16	$8,887	$8,532
02/29/16	$8,619	$8,375
03/31/16	$9,099	$8,920
04/30/16	$9,395	$9,179
05/31/16	$9,367	$9,095
06/30/16	$8,951	$8,790
07/31/16	$9,358	$9,235
08/31/16	$9,330	$9,242
09/30/16	$9,496	$9,355
10/31/16	$9,339	$9,164
11/30/16	$9,201	$8,982
12/31/16	$9,489	$9,289
01/31/17	$9,811	$9,558
02/28/17	$9,859	$9,695
03/31/17	$10,115	$9,962
04/30/17	$10,429	$10,215
05/31/17	$10,837	$10,590
06/30/17	$10,875	$10,571
07/31/17	$11,189	$10,876
08/31/17	$11,217	$10,872
09/30/17	$11,426	$11,143
10/31/17	$11,559	$11,312
11/30/17	$11,512	$11,431
12/31/17	$11,629	$11,614
01/31/18	$12,024	$12,197
02/28/18	$11,452	$11,646
03/31/18	$11,304	$11,436
04/30/18	$11,422	$11,697
05/31/18	$11,175	$11,434
06/30/18	$10,929	$11,295
07/31/18	$11,185	$11,573
08/31/18	$10,899	$11,349
09/30/18	$11,027	$11,448
10/31/18	$10,228	$10,537
11/30/18	$10,020	$10,523
12/31/18	$9,598	$10,012
01/31/19	$10,322	$10,670
02/28/19	$10,543	$10,942
03/31/19	$10,637	$11,011
04/30/19	$10,763	$11,321
05/31/19	$10,154	$10,777
06/30/19	$10,753	$11,417
07/31/19	$10,385	$11,272
08/31/19	$10,133	$10,980
09/30/19	$10,438	$11,294
10/31/19	$10,774	$11,700
11/30/19	$10,858	$11,832
12/31/19	$11,229	$12,217
01/31/20	$10,946	$11,961
02/29/20	$9,990	$10,880
03/31/20	$8,381	$9,428
04/30/20	$9,001	$10,037
05/31/20	$9,359	$10,474
06/30/20	$9,685	$10,831
07/31/20	$9,859	$11,083
08/31/20	$10,338	$11,653
09/30/20	$10,088	$11,350
10/31/20	$9,642	$10,897
11/30/20	$10,957	$12,586
12/31/20	$11,551	$13,171
01/31/21	$11,441	$13,031
02/28/21	$11,707	$13,323
03/31/21	$12,194	$13,630
04/30/21	$12,594	$14,040
05/31/21	$13,170	$14,498
06/30/21	$12,970	$14,334
07/31/21	$13,004	$14,442
08/31/21	$13,225	$14,697
09/30/21	$12,704	$14,271
10/31/21	$13,004	$14,622
11/30/21	$12,372	$13,941
12/31/21	$13,054	$14,655
01/31/22	$12,753	$13,947
02/28/22	$12,346	$13,700
03/31/22	$12,532	$13,788
04/30/22	$11,812	$12,896
05/31/22	$12,102	$12,993
06/30/22	$10,708	$11,787
07/31/22	$11,243	$12,375
08/31/22	$10,650	$11,787
09/30/22	$9,535	$10,684
10/31/22	$10,197	$11,259
11/30/22	$11,463	$12,527
12/31/22	$11,295	$12,537
01/31/23	$12,163	$13,552
02/28/23	$12,054	$13,269
03/31/23	$12,199	$13,598
04/30/23	$12,464	$13,982
05/31/23	$11,849	$13,391
06/30/23	$12,560	$14,000
07/31/23	$12,945	$14,453
08/31/23	$12,548	$13,899
09/30/23	$12,271	$13,424
10/31/23	$11,753	$12,880
11/30/23	$12,680	$14,076
12/31/23	$13,302	$14,824
01/31/24	$13,366	$14,909
02/29/24	$13,672	$15,182
03/31/24	$14,310	$15,681
04/30/24	$13,940	$15,279
05/31/24	$14,718	$15,871
06/30/24	$14,220	$15,615
07/31/24	$14,654	$16,073
08/31/24	$15,113	$16,596

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSIPX	20.44%	8.32%	4.22%
MSCI EAFE Net Dividend Index	19.40%	8.61%	5.20%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2024

Statistic	Value
Total Net Assets	$139,639,104
Number of Portfolio Holdings	176
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$644,803

What did the Fund invest in as of 8/31/2024?

Top Ten Countries

Country	% Value of Total Net Assets
Japan	22.0%
United Kingdom	10.4%
Germany	9.5%
France	9.0%
United States	7.6%
Australia	5.9%
Switzerland	5.3%
Netherlands	5.1%
Italy	4.0%
Spain	3.9%

Top Ten Industry

Industry	% Value of Total Net Assets
Banks	13.6%
Pharmaceuticals	11.0%
Trading Companies & Distributors	6.2%
Oil, Gas & Consumable Fuels	5.3%
Machinery	4.4%
Insurance	4.1%
Automobile Components	3.3%
Metals & Mining	2.8%
Construction Materials	2.9%
Consumer Staples Distribution	2.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSIPX

State Street International Stock Selection Fund

Class K: SSIQX

Annual Shareholder Report

August 31, 2024

This annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$83	0.75%

How did the Fund perform last year and what affected its performance?

Value and Sentiment-based factors were the primary drivers of Fund performance during the reporting period relative to the Index. Both themes yielded positive returns as companies with lower valuation and good market sentiment outperformed their more expensive and unfavored peers. Stock selection in each of the Industrials, Consumer Discretionary and Health Care sectors was the largest positive contribution to Fund performance. At the regional level, stock selection was most successful in Europe and Asia Pacific ex Japan.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSIQX	MSCI EAFE Net Dividend Index
08/31/14	$10,000	$10,000
09/30/14	$9,689	$9,616
10/31/14	$9,573	$9,476
11/30/14	$9,751	$9,605
12/31/14	$9,392	$9,272
01/31/15	$9,518	$9,317
02/28/15	$10,058	$9,874
03/31/15	$9,923	$9,724
04/30/15	$10,309	$10,122
05/31/15	$10,399	$10,070
06/30/15	$10,093	$9,784
07/31/15	$10,210	$9,988
08/31/15	$9,599	$9,253
09/30/15	$9,194	$8,783
10/31/15	$9,815	$9,470
11/30/15	$9,707	$9,322
12/31/15	$9,494	$9,197
01/31/16	$8,911	$8,532
02/29/16	$8,642	$8,375
03/31/16	$9,124	$8,920
04/30/16	$9,420	$9,179
05/31/16	$9,392	$9,095
06/30/16	$8,976	$8,790
07/31/16	$9,383	$9,235
08/31/16	$9,364	$9,242
09/30/16	$9,531	$9,355
10/31/16	$9,364	$9,164
11/30/16	$9,235	$8,982
12/31/16	$9,525	$9,289
01/31/17	$9,850	$9,558
02/28/17	$9,897	$9,695
03/31/17	$10,155	$9,962
04/30/17	$10,469	$10,215
05/31/17	$10,879	$10,590
06/30/17	$10,918	$10,571
07/31/17	$11,232	$10,876
08/31/17	$11,261	$10,872
09/30/17	$11,480	$11,143
10/31/17	$11,604	$11,312
11/30/17	$11,556	$11,431
12/31/17	$11,679	$11,614
01/31/18	$12,075	$12,197
02/28/18	$11,500	$11,646
03/31/18	$11,351	$11,436
04/30/18	$11,470	$11,697
05/31/18	$11,223	$11,434
06/30/18	$10,975	$11,295
07/31/18	$11,223	$11,573
08/31/18	$10,945	$11,349
09/30/18	$11,074	$11,448
10/31/18	$10,271	$10,537
11/30/18	$10,063	$10,523
12/31/18	$9,642	$10,012
01/31/19	$10,370	$10,670
02/28/19	$10,592	$10,942
03/31/19	$10,687	$11,011
04/30/19	$10,813	$11,321
05/31/19	$10,202	$10,777
06/30/19	$10,803	$11,417
07/31/19	$10,434	$11,272
08/31/19	$10,180	$10,980
09/30/19	$10,486	$11,294
10/31/19	$10,824	$11,700
11/30/19	$10,908	$11,832
12/31/19	$11,291	$12,217
01/31/20	$10,996	$11,961
02/29/20	$10,045	$10,880
03/31/20	$8,427	$9,428
04/30/20	$9,050	$10,037
05/31/20	$9,411	$10,474
06/30/20	$9,750	$10,831
07/31/20	$9,925	$11,083
08/31/20	$10,406	$11,653
09/30/20	$10,154	$11,350
10/31/20	$9,706	$10,897
11/30/20	$11,029	$12,586
12/31/20	$11,631	$13,171
01/31/21	$11,520	$13,031
02/28/21	$11,776	$13,323
03/31/21	$12,279	$13,630
04/30/21	$12,681	$14,040
05/31/21	$13,261	$14,498
06/30/21	$13,060	$14,334
07/31/21	$13,094	$14,442
08/31/21	$13,317	$14,697
09/30/21	$12,803	$14,271
10/31/21	$13,094	$14,622
11/30/21	$12,457	$13,941
12/31/21	$13,153	$14,655
01/31/22	$12,849	$13,947
02/28/22	$12,439	$13,700
03/31/22	$12,615	$13,788
04/30/22	$11,901	$12,896
05/31/22	$12,194	$12,993
06/30/22	$10,789	$11,787
07/31/22	$11,328	$12,375
08/31/22	$10,731	$11,787
09/30/22	$9,608	$10,684
10/31/22	$10,275	$11,259
11/30/22	$11,550	$12,527
12/31/22	$11,389	$12,537
01/31/23	$12,263	$13,552
02/28/23	$12,154	$13,269
03/31/23	$12,299	$13,598
04/30/23	$12,567	$13,982
05/31/23	$11,947	$13,391
06/30/23	$12,664	$14,000
07/31/23	$13,052	$14,453
08/31/23	$12,664	$13,899
09/30/23	$12,384	$13,424
10/31/23	$11,850	$12,880
11/30/23	$12,797	$14,076
12/31/23	$13,426	$14,824
01/31/24	$13,490	$14,909
02/29/24	$13,799	$15,182
03/31/24	$14,443	$15,681
04/30/24	$14,069	$15,279
05/31/24	$14,855	$15,871
06/30/24	$14,353	$15,615
07/31/24	$14,803	$16,073
08/31/24	$15,254	$16,596

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSIQX	20.45%	8.42%	4.31%
MSCI EAFE Net Dividend Index	19.40%	8.61%	5.20%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2024

Statistic	Value
Total Net Assets	$139,639,104
Number of Portfolio Holdings	176
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$644,803

What did the Fund invest in as of 8/31/2024?

Top Ten Countries

Country	% Value of Total Net Assets
Japan	22.0%
United Kingdom	10.4%
Germany	9.5%
France	9.0%
United States	7.6%
Australia	5.9%
Switzerland	5.3%
Netherlands	5.1%
Italy	4.0%
Spain	3.9%

Top Ten Industry

Industry	% Value of Total Net Assets
Banks	13.6%
Pharmaceuticals	11.0%
Trading Companies & Distributors	6.2%
Oil, Gas & Consumable Fuels	5.3%
Machinery	4.4%
Insurance	4.1%
Automobile Components	3.3%
Metals & Mining	2.8%
Construction Materials	2.9%
Consumer Staples Distribution	2.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSIQX

State Street International Stock Selection Fund

Class N: SSAIX

Annual Shareholder Report

August 31, 2024

This annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$110	1.00%

How did the Fund perform last year and what affected its performance?

Value and Sentiment-based factors were the primary drivers of Fund performance during the reporting period relative to the Index. Both themes yielded positive returns as companies with lower valuation and good market sentiment outperformed their more expensive and unfavored peers. Stock selection in each of the Industrials, Consumer Discretionary and Health Care sectors was the largest positive contribution to Fund performance. At the regional level, stock selection was most successful in Europe and Asia Pacific ex Japan.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSAIX	MSCI EAFE Net Dividend Index
08/31/14	$10,000	$10,000
09/30/14	$9,680	$9,616
10/31/14	$9,564	$9,476
11/30/14	$9,742	$9,605
12/31/14	$9,381	$9,272
01/31/15	$9,497	$9,317
02/28/15	$10,037	$9,874
03/31/15	$9,902	$9,724
04/30/15	$10,288	$10,122
05/31/15	$10,369	$10,070
06/30/15	$10,063	$9,784
07/31/15	$10,180	$9,988
08/31/15	$9,569	$9,253
09/30/15	$9,165	$8,783
10/31/15	$9,776	$9,470
11/30/15	$9,668	$9,322
12/31/15	$9,458	$9,197
01/31/16	$8,877	$8,532
02/29/16	$8,610	$8,375
03/31/16	$9,098	$8,920
04/30/16	$9,393	$9,179
05/31/16	$9,356	$9,095
06/30/16	$8,942	$8,790
07/31/16	$9,347	$9,235
08/31/16	$9,319	$9,242
09/30/16	$9,485	$9,355
10/31/16	$9,319	$9,164
11/30/16	$9,190	$8,982
12/31/16	$9,482	$9,289
01/31/17	$9,804	$9,558
02/28/17	$9,842	$9,695
03/31/17	$10,097	$9,962
04/30/17	$10,401	$10,215
05/31/17	$10,808	$10,590
06/30/17	$10,855	$10,571
07/31/17	$11,158	$10,876
08/31/17	$11,187	$10,872
09/30/17	$11,395	$11,143
10/31/17	$11,528	$11,312
11/30/17	$11,480	$11,431
12/31/17	$11,591	$11,614
01/31/18	$11,984	$12,197
02/28/18	$11,414	$11,646
03/31/18	$11,257	$11,436
04/30/18	$11,375	$11,697
05/31/18	$11,130	$11,434
06/30/18	$10,874	$11,295
07/31/18	$11,130	$11,573
08/31/18	$10,845	$11,349
09/30/18	$10,972	$11,448
10/31/18	$10,177	$10,537
11/30/18	$9,961	$10,523
12/31/18	$9,544	$10,012
01/31/19	$10,263	$10,670
02/28/19	$10,482	$10,942
03/31/19	$10,565	$11,011
04/30/19	$10,700	$11,321
05/31/19	$10,086	$10,777
06/30/19	$10,680	$11,417
07/31/19	$10,315	$11,272
08/31/19	$10,065	$10,980
09/30/19	$10,357	$11,294
10/31/19	$10,700	$11,700
11/30/19	$10,784	$11,832
12/31/19	$11,143	$12,217
01/31/20	$10,863	$11,961
02/29/20	$9,915	$10,880
03/31/20	$8,322	$9,428
04/30/20	$8,925	$10,037
05/31/20	$9,291	$10,474
06/30/20	$9,614	$10,831
07/31/20	$9,786	$11,083
08/31/20	$10,260	$11,653
09/30/20	$10,012	$11,350
10/31/20	$9,560	$10,897
11/30/20	$10,863	$12,586
12/31/20	$11,461	$13,171
01/31/21	$11,351	$13,031
02/28/21	$11,603	$13,323
03/31/21	$12,097	$13,630
04/30/21	$12,481	$14,040
05/31/21	$13,051	$14,498
06/30/21	$12,854	$14,334
07/31/21	$12,876	$14,442
08/31/21	$13,095	$14,697
09/30/21	$12,590	$14,271
10/31/21	$12,876	$14,622
11/30/21	$12,251	$13,941
12/31/21	$12,924	$14,655
01/31/22	$12,625	$13,947
02/28/22	$12,224	$13,700
03/31/22	$12,396	$13,788
04/30/22	$11,685	$12,896
05/31/22	$11,972	$12,993
06/30/22	$10,584	$11,787
07/31/22	$11,112	$12,375
08/31/22	$10,527	$11,787
09/30/22	$9,426	$10,684
10/31/22	$10,080	$11,259
11/30/22	$11,330	$12,527
12/31/22	$11,165	$12,537
01/31/23	$12,020	$13,552
02/28/23	$11,901	$13,269
03/31/23	$12,043	$13,598
04/30/23	$12,316	$13,982
05/31/23	$11,699	$13,391
06/30/23	$12,399	$14,000
07/31/23	$12,779	$14,453
08/31/23	$12,399	$13,899
09/30/23	$12,115	$13,424
10/31/23	$11,593	$12,880
11/30/23	$12,506	$14,076
12/31/23	$13,122	$14,824
01/31/24	$13,185	$14,909
02/29/24	$13,486	$15,182
03/31/24	$14,113	$15,681
04/30/24	$13,749	$15,279
05/31/24	$14,514	$15,871
06/30/24	$14,013	$15,615
07/31/24	$14,452	$16,073
08/31/24	$14,891	$16,596

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSAIX	20.09%	8.15%	4.06%
MSCI EAFE Net Dividend Index	19.40%	8.61%	5.20%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2024

Statistic	Value
Total Net Assets	$139,639,104
Number of Portfolio Holdings	176
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$644,803

What did the Fund invest in as of 8/31/2024?

Top Ten Countries

Country	% Value of Total Net Assets
Japan	22.0%
United Kingdom	10.4%
Germany	9.5%
France	9.0%
United States	7.6%
Australia	5.9%
Switzerland	5.3%
Netherlands	5.1%
Italy	4.0%
Spain	3.9%

Top Ten Industry

Industry	% Value of Total Net Assets
Banks	13.6%
Pharmaceuticals	11.0%
Trading Companies & Distributors	6.2%
Oil, Gas & Consumable Fuels	5.3%
Machinery	4.4%
Insurance	4.1%
Automobile Components	3.3%
Metals & Mining	2.8%
Construction Materials	2.9%
Consumer Staples Distribution	2.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSAIX

State Street S&P 500 Index Fund

Class N: SVSPX

Annual Shareholder Report

August 31, 2024

This annual shareholder report contains important information about the State Street S&P 500 Index Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$18	0.16%

How did the Fund perform last year and what affected its performance?

All but three months posted positive returns over the reporting period. US stocks rallied in Q4 of 2023, supported by prospects of rate cuts in 2024. Most sectors performed well over the quarter, except for energy, which was dragged down by weak crude prices over the quarter. US equities rallied for a second straight quarter in Q1 2024. At 10.4%, the S&P 500 Index posted its biggest first-quarter gain since 2019 and its fifth gain in the last six quarters. Within sectors, communications services fared the best. The A.I. theme was one of the key tailwinds in Q1 2024, helping to drive select big tech and momentum factor outperformance. The S&P 500 Index returned a 4.2% for Q2 of 2024. There was a tough start to the quarter in April, but the momentum changed in the middle of the month due to a strong jobs report, ending up positive in May and June. The S&P 500 ended July above 5,500, reflecting a gain of 1.2% over the month. US equity markets gained in August, with the S&P 500 rising 2.4% and only consumer discretionary and energy being in the red.

The Fund used futures in order to expose cash and dividends to the market during the reporting period. The Fund’s use of futures detracted from the Fund’s performance relative to the Index.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SVSPX	S&P 500 Index
08/31/14	$10,000	$10,000
09/30/14	$9,860	$9,860
10/31/14	$10,097	$10,101
11/30/14	$10,368	$10,372
12/31/14	$10,341	$10,346
01/31/15	$10,030	$10,036
02/28/15	$10,604	$10,612
03/31/15	$10,434	$10,444
04/30/15	$10,533	$10,545
05/31/15	$10,667	$10,680
06/30/15	$10,458	$10,474
07/31/15	$10,678	$10,693
08/31/15	$10,036	$10,048
09/30/15	$9,786	$9,799
10/31/15	$10,612	$10,626
11/30/15	$10,641	$10,657
12/31/15	$10,473	$10,489
01/31/16	$9,952	$9,969
02/29/16	$9,935	$9,955
03/31/16	$10,609	$10,631
04/30/16	$10,652	$10,672
05/31/16	$10,841	$10,864
06/30/16	$10,865	$10,892
07/31/16	$11,265	$11,293
08/31/16	$11,278	$11,309
09/30/16	$11,279	$11,311
10/31/16	$11,071	$11,105
11/30/16	$11,479	$11,516
12/31/16	$11,706	$11,744
01/31/17	$11,924	$11,967
02/28/17	$12,398	$12,442
03/31/17	$12,411	$12,456
04/30/17	$12,538	$12,584
05/31/17	$12,712	$12,761
06/30/17	$12,791	$12,841
07/31/17	$13,049	$13,105
08/31/17	$13,089	$13,145
09/30/17	$13,356	$13,416
10/31/17	$13,667	$13,729
11/30/17	$14,087	$14,150
12/31/17	$14,243	$14,308
01/31/18	$15,054	$15,127
02/28/18	$14,492	$14,569
03/31/18	$14,119	$14,199
04/30/18	$14,172	$14,254
05/31/18	$14,512	$14,597
06/30/18	$14,595	$14,687
07/31/18	$15,139	$15,233
08/31/18	$15,630	$15,730
09/30/18	$15,717	$15,819
10/31/18	$14,642	$14,738
11/30/18	$14,935	$15,038
12/31/18	$13,585	$13,680
01/31/19	$14,673	$14,777
02/28/19	$15,140	$15,251
03/31/19	$15,435	$15,547
04/30/19	$16,056	$16,177
05/31/19	$15,033	$15,149
06/30/19	$16,092	$16,217
07/31/19	$16,322	$16,450
08/31/19	$16,053	$16,189
09/30/19	$16,353	$16,492
10/31/19	$16,706	$16,849
11/30/19	$17,307	$17,461
12/31/19	$17,832	$17,988
01/31/20	$17,818	$17,981
02/29/20	$16,347	$16,501
03/31/20	$14,364	$14,463
04/30/20	$16,203	$16,317
05/31/20	$16,975	$17,094
06/30/20	$17,320	$17,434
07/31/20	$18,296	$18,417
08/31/20	$19,608	$19,740
09/30/20	$18,857	$18,990
10/31/20	$18,356	$18,485
11/30/20	$20,368	$20,509
12/31/20	$21,147	$21,297
01/31/21	$20,929	$21,082
02/28/21	$21,506	$21,664
03/31/21	$22,449	$22,612
04/30/21	$23,646	$23,819
05/31/21	$23,808	$23,986
06/30/21	$24,359	$24,546
07/31/21	$24,933	$25,129
08/31/21	$25,689	$25,893
09/30/21	$24,493	$24,688
10/31/21	$26,207	$26,418
11/30/21	$26,018	$26,235
12/31/21	$27,183	$27,411
01/31/22	$25,771	$25,992
02/28/22	$24,998	$25,214
03/31/22	$25,924	$26,150
04/30/22	$23,655	$23,870
05/31/22	$23,698	$23,914
06/30/22	$21,740	$21,940
07/31/22	$23,745	$23,963
08/31/22	$22,771	$22,986
09/30/22	$20,669	$20,869
10/31/22	$22,339	$22,558
11/30/22	$23,586	$23,819
12/31/22	$22,223	$22,446
01/31/23	$23,619	$23,857
02/28/23	$23,041	$23,275
03/31/23	$23,884	$24,129
04/30/23	$24,253	$24,506
05/31/23	$24,356	$24,612
06/30/23	$25,965	$26,239
07/31/23	$26,799	$27,082
08/31/23	$26,370	$26,650
09/30/23	$25,107	$25,380
10/31/23	$24,572	$24,846
11/30/23	$26,813	$27,115
12/31/23	$28,033	$28,347
01/31/24	$28,500	$28,824
02/29/24	$30,017	$30,363
03/31/24	$30,980	$31,339
04/30/24	$29,710	$30,059
05/31/24	$31,181	$31,550
06/30/24	$32,296	$32,682
07/31/24	$32,682	$33,080
08/31/24	$33,469	$33,882

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SVSPX	26.92%	15.83%	12.84%
S&P 500 Index	27.14%	15.92%	12.98%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2024

Statistic	Value
Total Net Assets	$1,517,775,810
Number of Portfolio Holdings	506
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$175,195

What did the Fund invest in as of 8/31/2024?

Top Ten Holdings

Holdings	% Value of Total Net Assets
Apple, Inc.	6.9%
Microsoft Corp.	6.5%
NVIDIA Corp.	6.1%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc., A	2.4%
Alphabet, Inc., A	2.0%
Berkshire Hathaway, Inc., B	1.8%
Alphabet, Inc., C	1.7%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%

Top Ten Industry

Industry	% Value of Total Net Assets
Semiconductors & Semiconductor Equipment	11.0%
Software	10.1%
Technology Hardware, Storage & Peripherals	7.2%
Interactive Media & Services	6.1%
Financial Services	4.2%
Banks	4.1%
Pharmaceuticals	3.8%
Broadline Retail	3.5%
Oil, Gas & Consumable Fuels	3.2%
Health Care Providers & Services	2.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SVSPX

(b) Not applicable to the Registrant.

Item 2. Code of Ethics.

As of the end of the period covered by this report, SSGA Funds (the “Trust,” “Fund Entity” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 19(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Messrs. John R. Costantino, George M. Pereira, Mark E. Swanson and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended August 31, 2024 and August 31, 2023, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $66,688 and $65,688, respectively.

(b)	Audit-Related Fees

For the fiscal years ended August 31, 2024 and August 31, 2023, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ended August 31, 2024 and August 31, 2023, the aggregate tax fees billed for professional services rendered by E&Y for the review of year-end distribution requirements were $5,062 and $5,062, respectively.

(d)	All Other Fees

For the fiscal years ended August 31, 2024 and August 31, 2023, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended August 31, 2024 and August 31, 2023, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,387,702 and $9,540,002, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Fund Entity’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or Vice Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Fund Entity’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or Vice Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

The aggregate non-audit fees billed for by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were as follows:

	FY 2024 (in millions)		FY 2023 (in millions)
Non audit services billed to:
Registrant:	See Item 4	(c)	See Item 4	(c)
Investment Adviser:	—		—
Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$18.3		$17.9
Tax Fees	$3.1		$5.6
All Other Fees	$15.0		$15.5

(1)	Information is for the calendar years 2024 and 2023, respectively.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h)

E&Y notified the Trust’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as a part of the reports to shareholders filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	The Registrant’s Financial Statements are attached herewith.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Annual Financial Statements and Other Information
August 31, 2024
SSGA Funds
State Street S&P 500 Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
August 31, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.4%
COMMUNICATION SERVICES — 8.7%
Alphabet, Inc. Class A	186,446	$30,461,547
Alphabet, Inc. Class C	155,559	25,684,346
AT&T, Inc.	230,141	4,579,806
Charter Communications, Inc. Class A (a)	3,200	1,112,128
Comcast Corp. Class A	124,387	4,921,994
Electronic Arts, Inc.	7,342	1,114,662
Fox Corp. Class A	7,816	323,348
Fox Corp. Class B	2,900	111,447
Interpublic Group of Cos., Inc.	12,228	398,755
Live Nation Entertainment, Inc. (a)	4,400	429,748
Match Group, Inc. (a)	7,587	282,312
Meta Platforms, Inc. Class A	69,564	36,264,409
Netflix, Inc. (a)	13,604	9,541,165
News Corp. Class A	12,561	355,853
News Corp. Class B	3,800	111,834
Omnicom Group, Inc.	6,598	662,637
Paramount Global Class B	18,831	197,161
Take-Two Interactive Software, Inc. (a)	5,294	856,093
T-Mobile U.S., Inc.	16,061	3,191,642
Verizon Communications, Inc.	133,664	5,584,482
Walt Disney Co.	58,418	5,279,819
Warner Bros Discovery, Inc. (a)	76,633	600,803
		132,065,991
CONSUMER DISCRETIONARY — 9.6%
Airbnb, Inc. Class A (a)	14,200	1,665,802
Amazon.com, Inc. (a)	290,826	51,912,441
Aptiv PLC (a)	8,511	608,792
AutoZone, Inc. (a)	571	1,816,625
Bath & Body Works, Inc.	7,468	229,716
Best Buy Co., Inc.	6,513	653,905
Booking Holdings, Inc.	1,053	4,116,419
BorgWarner, Inc.	7,563	257,671
Caesars Entertainment, Inc. (a)	6,777	255,086
CarMax, Inc. (a)	5,192	438,984
Carnival Corp. (a)	32,449	535,409
Chipotle Mexican Grill, Inc. (a)	43,500	2,439,480
Darden Restaurants, Inc.	3,946	624,060
Deckers Outdoor Corp. (a)	800	767,432
Domino's Pizza, Inc.	1,119	463,501
DR Horton, Inc.	9,079	1,713,752
eBay, Inc.	16,292	962,857
Etsy, Inc. (a)	4,005	220,635
Expedia Group, Inc. (a)	4,175	580,701
Ford Motor Co.	127,931	1,431,548
Garmin Ltd.	4,899	897,938
General Motors Co.	35,341	1,759,275
Genuine Parts Co.	4,220	604,557
Hasbro, Inc.	4,232	288,453
Hilton Worldwide Holdings, Inc.	8,043	1,766,565
Home Depot, Inc.	31,316	11,539,946
Security Description	Shares	Value
Las Vegas Sands Corp.	12,205	$475,873
Lennar Corp. Class A	8,080	1,471,045
LKQ Corp.	8,100	336,879
Lowe's Cos., Inc.	17,903	4,448,896
Lululemon Athletica, Inc. (a)	3,800	985,986
Marriott International, Inc. Class A	7,606	1,785,052
McDonald's Corp.	22,729	6,560,953
MGM Resorts International (a)	7,700	289,443
Mohawk Industries, Inc. (a)	1,969	305,471
NIKE, Inc. Class B	37,626	3,134,998
Norwegian Cruise Line Holdings Ltd. (a)	13,900	248,671
NVR, Inc. (a)	100	917,246
O'Reilly Automotive, Inc. (a)	1,912	2,160,503
Pool Corp.	1,265	444,799
PulteGroup, Inc.	6,952	915,231
Ralph Lauren Corp.	1,196	204,827
Ross Stores, Inc.	10,234	1,541,343
Royal Caribbean Cruises Ltd. (a)	7,797	1,283,542
Starbucks Corp.	35,569	3,363,760
Tapestry, Inc.	7,581	310,594
Tesla, Inc. (a)	87,991	18,839,753
TJX Cos., Inc.	35,524	4,165,899
Tractor Supply Co.	3,573	955,956
Ulta Beauty, Inc. (a)	1,549	546,549
Wynn Resorts Ltd.	3,391	260,700
Yum! Brands, Inc.	9,049	1,220,891
		145,726,410
CONSUMER STAPLES — 6.0%
Altria Group, Inc.	53,841	2,895,031
Archer-Daniels-Midland Co.	15,261	930,768
Brown-Forman Corp. Class B (b)	5,827	265,653
Bunge Global SA	4,300	435,934
Campbell Soup Co.	6,461	321,241
Church & Dwight Co., Inc.	7,203	733,842
Clorox Co.	4,169	659,994
Coca-Cola Co.	123,078	8,919,463
Colgate-Palmolive Co.	25,692	2,736,198
Conagra Brands, Inc.	14,679	457,985
Constellation Brands, Inc. Class A	5,276	1,269,986
Costco Wholesale Corp.	14,130	12,609,329
Dollar General Corp.	7,274	603,524
Dollar Tree, Inc. (a)	6,345	536,089
Estee Lauder Cos., Inc. Class A	7,664	702,482
General Mills, Inc.	18,595	1,344,233
Hershey Co.	4,706	908,540
Hormel Foods Corp.	7,898	257,080
J.M. Smucker Co.	3,555	407,687
Kellanova	8,484	683,895
Kenvue, Inc.	56,263	1,234,973
Keurig Dr. Pepper, Inc.	31,389	1,149,151
Kimberly-Clark Corp.	10,947	1,583,593

See accompanying notes to financial statements.
1

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2024

Security Description	Shares	Value
Kraft Heinz Co.	26,151	$926,530
Kroger Co.	21,742	1,156,892
Lamb Weston Holdings, Inc.	4,700	291,024
McCormick & Co., Inc.	8,422	674,013
Molson Coors Beverage Co. Class B	5,909	318,909
Mondelez International, Inc. Class A	43,210	3,102,910
Monster Beverage Corp. (a)	22,010	1,037,331
PepsiCo, Inc.	43,421	7,506,622
Philip Morris International, Inc.	49,685	6,125,664
Procter & Gamble Co.	74,736	12,820,213
Sysco Corp.	16,241	1,266,311
Target Corp.	14,236	2,186,934
Tyson Foods, Inc. Class A	8,849	569,079
Walgreens Boots Alliance, Inc.	24,834	229,715
Walmart, Inc.	135,022	10,427,749
		90,286,567
ENERGY — 3.5%
APA Corp.	9,509	270,911
Baker Hughes Co.	33,198	1,167,574
Chevron Corp.	54,158	8,012,676
ConocoPhillips	37,108	4,222,519
Coterra Energy, Inc.	25,652	624,113
Devon Energy Corp.	19,086	854,671
Diamondback Energy, Inc.	5,566	1,085,982
EOG Resources, Inc.	17,923	2,308,841
EQT Corp.	18,895	633,172
Exxon Mobil Corp.	142,146	16,764,699
Halliburton Co.	29,167	906,802
Hess Corp.	8,916	1,230,943
Kinder Morgan, Inc.	60,655	1,308,328
Marathon Oil Corp.	19,689	564,090
Marathon Petroleum Corp.	11,112	1,968,157
Occidental Petroleum Corp.	21,460	1,222,791
ONEOK, Inc.	18,966	1,751,700
Phillips 66 Co.	13,692	1,921,125
Schlumberger NV	46,511	2,046,019
Targa Resources Corp.	7,000	1,028,300
Valero Energy Corp.	10,275	1,507,651
Williams Cos., Inc.	38,372	1,756,286
		53,157,350
FINANCIALS — 13.3%
Aflac, Inc.	15,933	1,758,366
Allstate Corp.	8,467	1,599,755
American Express Co.	18,012	4,658,804
American International Group, Inc.	20,846	1,606,184
Ameriprise Financial, Inc.	3,176	1,427,421
Aon PLC Class A	7,048	2,422,539
Arch Capital Group Ltd. (a)	12,264	1,386,936
Arthur J Gallagher & Co.	7,015	2,052,379
Assurant, Inc.	1,704	334,580
Bank of America Corp.	215,406	8,777,794
Bank of New York Mellon Corp.	23,372	1,594,438
Security Description	Shares	Value
Berkshire Hathaway, Inc. Class B (a)	57,579	$27,402,998
BlackRock, Inc.	4,434	3,998,626
Blackstone, Inc.	23,076	3,285,099
Brown & Brown, Inc.	7,479	786,267
Capital One Financial Corp.	12,273	1,803,272
Cboe Global Markets, Inc.	3,500	718,900
Charles Schwab Corp.	47,812	3,112,561
Chubb Ltd.	12,997	3,693,487
Cincinnati Financial Corp.	4,974	681,587
Citigroup, Inc.	61,231	3,835,510
Citizens Financial Group, Inc.	15,394	662,712
CME Group, Inc.	11,658	2,515,097
Corpay, Inc. (a)	2,365	746,276
Discover Financial Services	7,977	1,106,490
Everest Group Ltd.	1,458	571,886
FactSet Research Systems, Inc.	1,301	550,115
Fidelity National Information Services, Inc.	17,435	1,437,516
Fifth Third Bancorp	21,927	936,064
Fiserv, Inc. (a)	18,344	3,202,862
Franklin Resources, Inc.	10,551	213,552
Global Payments, Inc.	8,457	938,812
Globe Life, Inc.	2,584	271,449
Goldman Sachs Group, Inc.	10,203	5,206,081
Hartford Financial Services Group, Inc.	8,967	1,041,069
Huntington Bancshares, Inc.	44,914	672,363
Intercontinental Exchange, Inc.	17,778	2,872,036
Invesco Ltd.	14,689	251,035
Jack Henry & Associates, Inc.	2,380	411,811
JPMorgan Chase & Co.	91,076	20,473,885
KeyCorp	30,771	524,953
KKR & Co., Inc.	21,500	2,661,055
Loews Corp.	5,606	459,356
M&T Bank Corp.	4,943	850,740
MarketAxess Holdings, Inc.	1,400	339,346
Marsh & McLennan Cos., Inc.	15,511	3,528,908
Mastercard, Inc. Class A	26,128	12,628,707
MetLife, Inc.	18,687	1,447,869
Moody's Corp.	4,902	2,390,901
Morgan Stanley	39,238	4,065,449
MSCI, Inc.	2,588	1,502,567
Nasdaq, Inc.	11,175	805,494
Northern Trust Corp.	6,568	599,067
PayPal Holdings, Inc. (a)	32,994	2,389,755
PNC Financial Services Group, Inc.	12,647	2,340,833
Principal Financial Group, Inc.	7,326	596,483
Progressive Corp.	18,700	4,716,140
Prudential Financial, Inc.	11,706	1,418,299
Raymond James Financial, Inc.	6,300	753,291
Regions Financial Corp.	30,340	710,563
S&P Global, Inc.	10,156	5,212,465
State Street Corp. (c)	9,633	839,034
Synchrony Financial	13,297	668,307

See accompanying notes to financial statements.
2

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2024

Security Description	Shares	Value
T. Rowe Price Group, Inc.	7,422	$787,029
Travelers Cos., Inc.	7,482	1,706,420
Truist Financial Corp.	42,236	1,877,813
U.S. Bancorp	49,251	2,326,125
Visa, Inc. Class A	49,820	13,768,753
W.R. Berkley Corp.	9,375	559,687
Wells Fargo & Co.	109,898	6,425,736
Willis Towers Watson PLC	3,328	972,142
		200,891,901
HEALTH CARE — 12.1%
Abbott Laboratories	55,255	6,258,734
AbbVie, Inc.	55,934	10,980,404
Agilent Technologies, Inc.	9,209	1,316,150
Align Technology, Inc. (a)	2,372	562,686
Amgen, Inc.	17,205	5,743,545
Baxter International, Inc.	17,009	645,321
Becton Dickinson & Co.	9,050	2,193,810
Biogen, Inc. (a)	4,747	971,996
Bio-Rad Laboratories, Inc. Class A (a)	692	233,425
Bio-Techne Corp.	5,004	370,246
Boston Scientific Corp. (a)	46,398	3,794,892
Bristol-Myers Squibb Co.	63,113	3,152,494
Cardinal Health, Inc.	7,470	842,018
Catalent, Inc. (a)	5,974	364,175
Cencora, Inc.	5,452	1,306,136
Centene Corp. (a)	17,196	1,355,561
Charles River Laboratories International, Inc. (a)	1,695	335,186
Cigna Group	9,073	3,282,702
Cooper Cos., Inc. (a)	6,600	697,818
CVS Health Corp.	40,569	2,322,170
Danaher Corp.	20,756	5,589,798
DaVita, Inc. (a)	1,472	222,154
Dexcom, Inc. (a)	12,820	888,939
Edwards Lifesciences Corp. (a)	19,208	1,343,792
Elevance Health, Inc.	7,382	4,110,962
Eli Lilly & Co.	25,314	24,301,946
GE HealthCare Technologies, Inc.	13,395	1,136,164
Gilead Sciences, Inc.	39,460	3,117,340
HCA Healthcare, Inc.	6,010	2,377,496
Henry Schein, Inc. (a)	4,200	296,310
Hologic, Inc. (a)	7,758	630,260
Humana, Inc.	3,965	1,405,474
IDEXX Laboratories, Inc. (a)	2,691	1,295,259
Incyte Corp. (a)	4,600	302,036
Insulet Corp. (a)	2,200	446,094
Intuitive Surgical, Inc. (a)	11,357	5,594,799
IQVIA Holdings, Inc. (a)	5,973	1,502,508
Johnson & Johnson	76,115	12,624,434
Labcorp Holdings, Inc.	2,574	591,737
McKesson Corp.	4,182	2,346,437
Medtronic PLC	41,939	3,714,957
Merck & Co., Inc.	80,831	9,574,432
Security Description	Shares	Value
Mettler-Toledo International, Inc. (a)	690	$992,965
Moderna, Inc. (a)	10,800	835,920
Molina Healthcare, Inc. (a)	1,797	628,573
Pfizer, Inc.	178,229	5,170,423
Quest Diagnostics, Inc.	3,710	582,359
Regeneron Pharmaceuticals, Inc. (a)	3,390	4,016,099
ResMed, Inc.	4,789	1,173,401
Revvity, Inc.	3,690	452,173
Solventum Corp. (a)	4,617	295,996
STERIS PLC	3,354	808,649
Stryker Corp.	10,845	3,908,755
Teleflex, Inc.	1,554	380,994
Thermo Fisher Scientific, Inc.	12,215	7,513,080
UnitedHealth Group, Inc.	29,173	17,217,905
Universal Health Services, Inc. Class B	1,900	452,143
Vertex Pharmaceuticals, Inc. (a)	8,282	4,106,961
Viatris, Inc.	39,337	475,191
Waters Corp. (a)	1,867	646,635
West Pharmaceutical Services, Inc.	2,270	711,940
Zimmer Biomet Holdings, Inc.	6,827	788,245
Zoetis, Inc.	14,289	2,621,889
		183,923,093
INDUSTRIALS — 8.4%
3M Co.	17,569	2,366,369
A.O. Smith Corp.	4,100	343,252
Allegion PLC	2,873	398,887
American Airlines Group, Inc. (a)	21,190	225,038
AMETEK, Inc.	7,476	1,278,770
Automatic Data Processing, Inc.	12,934	3,568,620
Axon Enterprise, Inc. (a)	2,400	875,928
Boeing Co. (a)	17,998	3,126,973
Broadridge Financial Solutions, Inc.	3,900	830,154
Builders FirstSource, Inc. (a)	3,800	661,200
Carrier Global Corp.	26,370	1,919,209
Caterpillar, Inc.	15,653	5,574,033
CH Robinson Worldwide, Inc.	3,797	393,027
Cintas Corp.	2,722	2,191,537
Copart, Inc. (a)	27,724	1,468,263
CSX Corp.	61,733	2,115,590
Cummins, Inc.	4,134	1,293,322
Dayforce, Inc. (a)(b)	4,300	245,831
Deere & Co.	8,241	3,178,883
Delta Air Lines, Inc.	21,149	898,621
Dover Corp.	4,575	851,087
Eaton Corp. PLC	12,873	3,951,110
Emerson Electric Co.	18,076	1,905,030
Equifax, Inc.	3,739	1,148,359
Expeditors International of Washington, Inc.	4,267	526,590
Fastenal Co.	18,519	1,264,477
FedEx Corp.	7,336	2,191,777

See accompanying notes to financial statements.
3

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2024

Security Description	Shares	Value
Fortive Corp.	11,591	$862,370
GE Vernova, Inc. (a)	8,861	1,781,061
Generac Holdings, Inc. (a)	2,023	316,660
General Dynamics Corp.	7,290	2,182,334
General Electric Co.	34,947	6,102,445
Honeywell International, Inc.	20,620	4,287,104
Howmet Aerospace, Inc.	12,929	1,249,717
Hubbell, Inc.	1,800	719,856
Huntington Ingalls Industries, Inc.	1,279	361,663
IDEX Corp.	2,284	471,600
Illinois Tool Works, Inc.	8,401	2,126,965
Ingersoll Rand, Inc.	13,206	1,207,689
Jacobs Solutions, Inc.	4,016	605,934
JB Hunt Transport Services, Inc.	2,617	453,264
Johnson Controls International PLC	21,631	1,575,818
L3Harris Technologies, Inc.	6,112	1,446,527
Leidos Holdings, Inc.	4,300	681,593
Lockheed Martin Corp.	6,880	3,908,528
Masco Corp.	7,115	566,069
Nordson Corp.	1,737	445,645
Norfolk Southern Corp.	7,385	1,891,742
Northrop Grumman Corp.	4,297	2,248,233
Old Dominion Freight Line, Inc.	5,500	1,060,400
Otis Worldwide Corp.	13,213	1,251,139
PACCAR, Inc.	17,119	1,646,505
Parker-Hannifin Corp.	4,075	2,445,815
Paychex, Inc.	10,063	1,320,266
Paycom Software, Inc.	1,622	264,029
Pentair PLC	5,463	484,513
Quanta Services, Inc.	4,454	1,225,429
Republic Services, Inc.	6,457	1,344,412
Rockwell Automation, Inc.	3,563	969,243
Rollins, Inc.	8,825	442,839
RTX Corp.	41,697	5,142,908
Snap-on, Inc.	1,606	455,686
Southwest Airlines Co. (b)	19,627	567,613
Stanley Black & Decker, Inc.	5,068	518,760
Textron, Inc.	6,363	580,306
Trane Technologies PLC	7,260	2,625,652
TransDigm Group, Inc.	1,737	2,385,266
Uber Technologies, Inc. (a)	66,300	4,848,519
Union Pacific Corp.	19,239	4,926,916
United Airlines Holdings, Inc. (a)	10,517	463,169
United Parcel Service, Inc. Class B	23,334	2,999,586
United Rentals, Inc.	2,067	1,532,184
Veralto Corp.	6,685	751,595
Verisk Analytics, Inc.	4,505	1,229,054
Waste Management, Inc.	11,438	2,425,314
Westinghouse Air Brake Technologies Corp.	5,482	929,583
WW Grainger, Inc.	1,412	1,390,707
Xylem, Inc.	7,734	1,063,657
		127,575,819
Security Description	Shares	Value
INFORMATION TECHNOLOGY — 30.9%
Accenture PLC Class A	20,105	$6,874,905
Adobe, Inc. (a)	14,240	8,179,598
Advanced Micro Devices, Inc. (a)	51,168	7,601,518
Akamai Technologies, Inc. (a)	4,784	487,203
Amphenol Corp. Class A	38,630	2,605,593
Analog Devices, Inc.	15,991	3,755,326
ANSYS, Inc. (a)	2,873	923,440
Apple, Inc.	458,033	104,889,557
Applied Materials, Inc.	26,474	5,222,261
Arista Networks, Inc. (a)	7,927	2,801,243
Autodesk, Inc. (a)	6,889	1,780,118
Broadcom, Inc.	138,530	22,555,455
Cadence Design Systems, Inc. (a)	8,527	2,293,166
CDW Corp.	4,447	1,003,421
Cisco Systems, Inc.	128,713	6,505,155
Cognizant Technology Solutions Corp. Class A	16,097	1,251,864
Corning, Inc.	23,776	995,026
Crowdstrike Holdings, Inc. Class A (a)	7,500	2,079,600
Enphase Energy, Inc. (a)	4,455	539,233
EPAM Systems, Inc. (a)	1,968	395,096
F5, Inc. (a)	1,755	356,528
Fair Isaac Corp. (a)	800	1,384,216
First Solar, Inc. (a)	3,300	750,321
Fortinet, Inc. (a)	20,673	1,585,826
Gartner, Inc. (a)	2,400	1,180,704
Gen Digital, Inc.	17,519	463,553
GoDaddy, Inc. Class A (a)	4,600	770,086
Hewlett Packard Enterprise Co.	41,566	805,133
HP, Inc.	27,092	980,189
Intel Corp.	134,432	2,962,881
International Business Machines Corp.	28,920	5,845,600
Intuit, Inc.	8,963	5,649,020
Jabil, Inc.	3,900	426,192
Juniper Networks, Inc.	10,454	406,452
Keysight Technologies, Inc. (a)	5,914	911,466
KLA Corp.	4,268	3,497,327
Lam Research Corp.	4,115	3,378,456
Microchip Technology, Inc.	17,712	1,455,218
Micron Technology, Inc.	35,090	3,377,062
Microsoft Corp.	236,142	98,504,274
Monolithic Power Systems, Inc.	1,587	1,483,337
Motorola Solutions, Inc.	5,154	2,278,274
NetApp, Inc.	6,887	831,399
NVIDIA Corp.	781,610	93,300,786
NXP Semiconductors NV	8,200	2,102,152
ON Semiconductor Corp. (a)	13,927	1,084,495
Oracle Corp.	50,912	7,193,356
Palo Alto Networks, Inc. (a)	10,316	3,741,819
PTC, Inc. (a)	4,079	730,508
Qorvo, Inc. (a)	3,080	356,941

See accompanying notes to financial statements.
4

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2024

Security Description	Shares	Value
QUALCOMM, Inc.	35,726	$6,262,768
Roper Technologies, Inc.	3,491	1,935,445
Salesforce, Inc.	30,620	7,743,798
Seagate Technology Holdings PLC	6,121	609,346
ServiceNow, Inc. (a)	6,576	5,622,480
Skyworks Solutions, Inc.	5,143	563,621
Super Micro Computer, Inc. (a)	1,600	700,320
Synopsys, Inc. (a)	4,791	2,489,308
TE Connectivity Ltd.	9,754	1,498,214
Teledyne Technologies, Inc. (a)	1,453	628,858
Teradyne, Inc.	5,098	697,050
Texas Instruments, Inc.	28,953	6,205,786
Trimble, Inc. (a)	8,191	464,348
Tyler Technologies, Inc. (a)	1,344	790,097
VeriSign, Inc. (a)	2,990	549,861
Western Digital Corp. (a)	10,717	702,928
Zebra Technologies Corp. Class A (a)	1,647	568,841
		468,565,418
MATERIALS — 2.2%
Air Products & Chemicals, Inc.	6,948	1,937,450
Albemarle Corp. (b)	3,730	336,633
Amcor PLC	46,908	536,628
Avery Dennison Corp.	2,581	572,595
Ball Corp.	10,226	652,521
Celanese Corp.	3,065	400,289
CF Industries Holdings, Inc.	6,161	511,917
Corteva, Inc.	22,961	1,315,665
Dow, Inc.	23,091	1,237,216
DuPont de Nemours, Inc.	13,802	1,162,818
Eastman Chemical Co.	3,755	384,399
Ecolab, Inc.	7,802	1,975,310
FMC Corp.	3,380	218,280
Freeport-McMoRan, Inc.	45,432	2,011,729
International Flavors & Fragrances, Inc.	7,817	812,890
International Paper Co.	10,112	489,623
Linde PLC	15,392	7,361,224
LyondellBasell Industries NV Class A	8,622	850,991
Martin Marietta Materials, Inc.	1,866	996,743
Mosaic Co.	9,816	280,443
Newmont Corp.	36,277	1,936,829
Nucor Corp.	7,749	1,177,151
Packaging Corp. of America	2,700	565,758
PPG Industries, Inc.	7,794	1,011,116
Sherwin-Williams Co.	7,224	2,668,329
Smurfit WestRock PLC	15,753	747,007
Steel Dynamics, Inc.	4,300	513,893
Vulcan Materials Co.	4,190	1,027,430
		33,692,877
REAL ESTATE — 2.3%
Alexandria Real Estate Equities, Inc. REIT	4,770	570,349
Security Description	Shares	Value
American Tower Corp. REIT	14,760	$3,307,126
AvalonBay Communities, Inc. REIT	4,728	1,067,252
BXP, Inc. REIT	4,739	356,468
Camden Property Trust REIT	3,529	441,831
CBRE Group, Inc. Class A (a)	9,829	1,131,711
CoStar Group, Inc. (a)	13,653	1,055,377
Crown Castle, Inc. REIT	13,619	1,525,600
Digital Realty Trust, Inc. REIT	9,962	1,510,339
Equinix, Inc. REIT	2,900	2,419,644
Equity Residential REIT	11,082	829,820
Essex Property Trust, Inc. REIT	1,975	596,035
Extra Space Storage, Inc. REIT	6,694	1,184,838
Federal Realty Investment Trust REIT	1,900	218,500
Healthpeak Properties, Inc. REIT	20,531	457,431
Host Hotels & Resorts, Inc. REIT	22,759	402,834
Invitation Homes, Inc. REIT	18,923	697,123
Iron Mountain, Inc. REIT	9,474	1,073,025
Kimco Realty Corp. REIT	20,350	473,341
Mid-America Apartment Communities, Inc. REIT	3,664	594,924
Prologis, Inc. REIT	29,226	3,735,667
Public Storage REIT	5,146	1,768,783
Realty Income Corp. REIT	27,600	1,714,236
Regency Centers Corp. REIT	5,799	421,529
SBA Communications Corp. REIT	3,465	785,377
Simon Property Group, Inc. REIT	9,941	1,663,626
UDR, Inc. REIT	9,900	440,649
Ventas, Inc. REIT	13,102	813,765
VICI Properties, Inc. REIT	33,266	1,113,746
Welltower, Inc. REIT	18,181	2,194,083
Weyerhaeuser Co. REIT	24,867	758,195
		35,323,224
UTILITIES — 2.4%
AES Corp.	21,959	376,158
Alliant Energy Corp.	7,500	437,025
Ameren Corp.	8,814	727,243
American Electric Power Co., Inc.	17,238	1,728,627
American Water Works Co., Inc.	6,487	928,419
Atmos Energy Corp.	5,200	679,848
CenterPoint Energy, Inc.	20,586	561,998
CMS Energy Corp.	9,701	658,310
Consolidated Edison, Inc.	11,472	1,165,096
Constellation Energy Corp.	9,821	1,931,791
Dominion Energy, Inc.	26,611	1,487,555
DTE Energy Co.	6,559	820,006
Duke Energy Corp.	24,005	2,735,370
Edison International	12,588	1,095,534
Entergy Corp.	6,742	813,692
Evergy, Inc.	7,574	447,926

See accompanying notes to financial statements.
5

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2024

Security Description	Shares	Value
Eversource Energy	11,996	$810,090
Exelon Corp.	32,407	1,234,383
FirstEnergy Corp.	17,760	780,019
NextEra Energy, Inc.	65,474	5,271,312
NiSource, Inc.	11,478	379,463
NRG Energy, Inc.	6,198	526,892
PG&E Corp.	69,949	1,377,995
Pinnacle West Capital Corp. (b)	2,969	259,847
PPL Corp.	24,204	772,350
Public Service Enterprise Group, Inc.	16,470	1,329,952
Sempra	19,752	1,623,219
Southern Co.	33,952	2,933,453
Vistra Corp.	11,000	939,730
WEC Energy Group, Inc.	10,370	964,721
Xcel Energy, Inc.	18,524	1,134,224
		36,932,248
TOTAL COMMON STOCKS (Cost $256,303,355)		1,508,140,898

SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.28% (d) (e)	7,973,574	7,973,574
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (f)	1,545,919	$1,545,919
TOTAL SHORT-TERM INVESTMENTS (Cost $9,519,493)		9,519,493
TOTAL INVESTMENTS — 100.0% (Cost $265,822,848)		1,517,660,391
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (g)		115,419
NET ASSETS — 100.0%		$1,517,775,810
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at August 31, 2024.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended August 31, 2024 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended August 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at August 31, 2024.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

At August 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	38	09/20/2024	$10,445,510	$10,754,588	$309,078

During the year ended August 31, 2024, the average notional value related to futures contracts was $13,482,166.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,508,140,898	$—	$—	$1,508,140,898
Short-Term Investments	9,519,493	—	—	9,519,493
TOTAL INVESTMENTS	$1,517,660,391	$—	$—	$1,517,660,391
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$309,078	$—	$—	$309,078
TOTAL OTHER FINANCIAL INSTRUMENTS:	$309,078	$—	$—	$309,078
See accompanying notes to financial statements.
6

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2024

Affiliate Table
	Number of Shares Held at 8/31/23	Value at 8/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/24	Value at 8/31/24	Dividend Income
State Street Corp.	12,033	$827,148	$—	$180,678	$118,115	$74,449	9,633	$839,034	$28,519
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,972,314	9,972,314	118,974,090	120,972,830	—	—	7,973,574	7,973,574	531,784
State Street Navigator Securities Lending Portfolio II	1,167,160	1,167,160	42,748,347	42,369,588	—	—	1,545,919	1,545,919	4,232
Total		$11,966,622	$161,722,437	$163,523,096	$118,115	$74,449		$10,358,527	$564,535
See accompanying notes to financial statements.
7

State Street S&P 500 Index Fund
Statement of Assets and Liabilities
August 31, 2024

ASSETS
Investments in unaffiliated issuers, at value*	$1,507,301,864
Investments in affiliated issuers, at value	10,358,527
Total Investments	1,517,660,391
Net cash at broker	363,363
Receivable from broker — accumulated variation margin on futures contracts	310,390
Receivable for fund shares sold	140,165
Dividends receivable — unaffiliated issuers	1,740,529
Dividends receivable — affiliated issuers	43,948
Securities lending income receivable — unaffiliated issuers	7
Securities lending income receivable — affiliated issuers	164
Receivable from Adviser	5,230
Receivable for foreign taxes recoverable	3,438
Prepaid expenses and other assets	13,714
TOTAL ASSETS	1,520,281,339
LIABILITIES
Payable upon return of securities loaned	1,545,919
Payable for fund shares repurchased	527,868
Advisory fee payable	139,161
Custodian fees payable	16,655
Administration fees payable	42,316
Shareholder servicing fee payable	29,951
Distribution fees payable	46,175
Trustees’ fees and expenses payable	392
Transfer agent fees payable	83,838
Registration and filing fees payable	2,559
Professional fees payable	45,132
Printing and postage fees payable	20,405
Accrued expenses and other liabilities	5,158
TOTAL LIABILITIES	2,505,529
NET ASSETS	$1,517,775,810
NET ASSETS CONSIST OF:
Paid-in capital	$185,221,594
Total distributable earnings (loss)	1,332,554,216
NET ASSETS	$1,517,775,810
NET ASSET VALUE PER SHARE
Net asset value per share	$267.50
Shares outstanding (unlimited amount authorized, $0.01 par value)	5,673,988
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$256,055,305
Investments in affiliated issuers	9,767,543
Total cost of investments	$265,822,848
* Includes investments in securities on loan, at value	$1,507,988
See accompanying notes to financial statements.
8

State Street S&P 500 Index Fund
Statement of Operations
For the Year Ended August 31, 2024

INVESTMENT INCOME
Interest income — unaffiliated issuers	$34,341
Dividend income — unaffiliated issuers	20,109,574
Dividend income — affiliated issuers	560,303
Unaffiliated securities lending income	8,271
Affiliated securities lending income	4,232
Foreign taxes withheld	(5,716)
TOTAL INVESTMENT INCOME (LOSS)	20,711,005
EXPENSES
Advisory fee	417,171
Administration fees	695,285
Shareholder servicing fees	333,737
Distribution fees	514,511
Custodian fees	64,401
Trustees’ fees and expenses	31,788
Transfer agent fees	185,354
Registration and filing fees	59,927
Professional fees and expenses	36,421
Printing and postage fees	47,544
Insurance expense	16,805
Miscellaneous expenses	22,226
TOTAL EXPENSES	2,425,170
Expenses waived/reimbursed by the Adviser	(241,976)
NET EXPENSES	2,183,194
NET INVESTMENT INCOME (LOSS)	$18,527,811
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	115,999,663
Investments — affiliated issuers	118,115
Futures contracts	2,318,512
Net realized gain (loss)	118,436,290
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	198,863,419
Investments — affiliated issuers	74,449
Futures contracts	(83,981)
Net change in unrealized appreciation/depreciation	198,853,887
NET REALIZED AND UNREALIZED GAIN (LOSS)	317,290,177
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$335,817,988
See accompanying notes to financial statements.
9

State Street S&P 500 Index Fund
Statements of Changes in Net Assets

	Year Ended 8/31/24	Year Ended 8/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$18,527,811	$20,072,366
Net realized gain (loss)	118,436,290	166,028,853
Net change in unrealized appreciation/depreciation	198,853,887	(4,346,032)
Net increase (decrease) in net assets resulting from operations	335,817,988	181,755,187
Distributions to shareholders	(151,157,900)	(121,162,544)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	107,122,353	93,080,717
Reinvestment of distributions	149,126,681	119,345,799
Cost of shares redeemed	(253,017,705)	(313,903,398)
Net increase (decrease) in net assets from beneficial interest transactions	3,231,329	(101,476,882)
Net increase (decrease) in net assets during the period	187,891,417	(40,884,239)
Net assets at beginning of period	1,329,884,393	1,370,768,632
NET ASSETS AT END OF PERIOD	$1,517,775,810	$1,329,884,393
SHARES OF BENEFICIAL INTEREST:
Shares sold	447,019	426,352
Reinvestment of distributions	660,848	590,344
Shares redeemed	(1,046,009)	(1,460,832)
Net increase (decrease)	61,858	(444,136)
See accompanying notes to financial statements.
10

State Street S&P 500 Index Fund
Financial Highlights
Selected data for a share outstanding throughout each period

	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20(a)
Net asset value, beginning of period	$236.97	$226.34	$286.85	$253.59	$222.06
Income (loss) from investment operations:
Net investment income (loss) (b)	3.22	3.43	3.36	3.43	4.55
Net realized and unrealized gain (loss)	55.11	28.42	(32.17)	66.60	42.08
Total from investment operations	58.33	31.85	(28.81)	70.03	46.63
Distributions to shareholders from:
Net investment income	(3.33)	(3.43)	(4.54)	(2.88)	(4.20)
Net realized gains	(24.47)	(17.79)	(27.16)	(33.89)	(10.90)
Total distributions	(27.80)	(21.22)	(31.70)	(36.77)	(15.10)
Net asset value, end of period	$267.50	$236.97	$226.34	$286.85	$253.59
Total return (c)	26.92%	15.81%	(11.36)%	31.01%	22.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,517,776	$1,329,884	$1,370,769	$1,709,109	$1,609,456
Ratios to average net assets:
Total expenses	0.16%	0.17%	0.17%	0.18%	0.19%
Net expenses	0.16%(d)(e)	0.16%(d)(e)	0.16%(d)(e)	0.16%(d)(e)	0.16%(d)(e)
Net investment income (loss)	1.33%(d)(e)	1.56%(d)(e)	1.31%(d)(e)	1.33%(d)(e)	2.02%(d)(e)
Portfolio turnover rate	2%	2%	2%	4%	5%
(a)	After the close of trading on April 17, 2020, State Street S&P 500 Index Fund underwent a 1-for-6 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
(d)	Reflects amounts waived by the administrator.
(e)	Reflects amounts waived and/or reimbursed by the investment adviser.
See accompanying notes to financial statements.
11

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND
Notes to Financial Statements — August 31, 2024

1.    Organization
The SSGA Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company.
As of August 31, 2024, the Trust consists of two (2) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.001 par value. The financial statements herein relate to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street S&P 500 Index Fund	Class N	December 30, 1992	Diversified
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
12

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2024

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of August 31, 2024 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion of the capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Fund within the Trust.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
13

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2024

3.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized,exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended August 31, 2024, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of August 31, 2024, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$310,390	$—	$310,390
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$2,318,512	$—	$2,318,512
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$(83,981)	$—	$(83,981)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly-owned subsidiary of State Street Corporation. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.03% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated until December 31, 2024 to waive up to the full amount of the advisory fee payable by the Fund and/or reimburse the Fund to the extent that total annual Fund operating expenses exceed 0.157% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated
14

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2024

prior to December 31, 2024 except with the approval of the Board. During the year ended August 31, 2024, SSGA FM agreed to reimburse fees of $ $102,919.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street Bank and Trust Company ("State Street"), an affiliate of the Adviser, serves as custodian and sub-administrator. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. SSGA FM has contractually agreed to waive 0.01% of its administration fee. The waiver may not be terminated or modified except with the approval of the Board and shall continue until at least December 31, 2024. For the year ended August 31, 2024, SSGA FM waived fees in the amount of $139,057. The Adviser and the Fund each bear a portion of the fee paid to State Street for providing sub-administration and custodian services with respect to the Fund.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class N shares and for services provided to shareholders in that class (the “Plan”).
The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class N shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Additionally, the Board approved a limit of 0.062% of average daily net assets on the amount of Rule 12b-1 fees paid to the Distributor.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, the Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended August 31, 2024, are disclosed in the Fund's Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
15

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2024

6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the year ended August 31, 2024 were as follows:
	Purchases	Sales
State Street S&P 500 Index Fund	$28,903,963	$153,555,731
7.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to nontaxable dividend adjustments to income,wash sale loss deferrals, and futures contracts. In addition, the Fund has claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
The tax character of distributions paid during the year ended August 31, 2024, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street S&P 500 Index Fund	$18,772,565	$132,385,335	$151,157,900
The tax character of distributions paid during the year ended August 31, 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street S&P 500 Index Fund	$ 19,909,805	$ 101,252,739	$ 121,162,544
At August 31, 2024, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street S&P 500 Index Fund	$4,405,661	$—	$102,491,332	$1,225,657,223	$1,332,554,216
16

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2024

As of August 31, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street S&P 500 Index Fund	$292,312,246	$1,241,547,170	$15,889,947	$1,225,657,223
8.    Securities Lending
The  Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of August 31, 2024, and the value of the invested cash collateral are disclosed in the Fund's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Fund's securities lending agreements and related cash and non-cash collateral received as of August 31, 2024:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Total Collateral Received
State Street S&P 500 Index Fund	$ 1,507,988	$ 1,545,919	$ 1,545,919
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of August 31, 2024:
		Remaining Contractual Maturity of the Agreements as of August 31, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street S&P 500 Index Fund	Common Stocks	$1,545,919	$—	$—	$—	$1,545,919	$1,545,919
9.    Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $1.26 billion ($180 million of $960 million prior to October 3, 2024) revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.
17

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2024

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of August 31, 2024.
10.    Risks
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
18

SSGA FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of State Street S&P 500 Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street S&P 500 Index Fund (the “Fund”) (one of the funds constituting SSGA Funds (the “Trust”)), including the schedule of investments, as of August 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting SSGA Funds) at August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
October, 22, 2024
19

SSGA FUNDS
State Street S&P 500 Index Fund
Other Information — August 31, 2024 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended August 31, 2024.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
The Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended August 31, 2024 is considered qualified dividend income and is eligible for reduced tax rates. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Capital Gain Dividend
Long term capital gains dividends were paid from the following Fund during the year ended August 31, 2024:
Amount
State Street S&P 500 Index Fund	$140,818,108
20

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
August 31, 2024 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.Consistent with these requirements, the Board of Trustees (the “Board”) of the SSGA Funds (the “Trust”), met in person on April 3, 2024 and May 8-9, 2024, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to State Street S&P 500 Index Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement.  Following the April 3, 2024 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 8-9, 2024 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2023, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund, as applicable; and
______________________________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
21

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
August 31, 2024 (Unaudited)

•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund, as applicable, and the role of the Adviser in managing • the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 3, 2024 and May 8-9, 2024 meetings by Independent Counsel, requesting specific information from each of:
o	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2023; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2023;
o	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund, with respect to its operations relating to the Fund; and
o	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
22

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
August 31, 2024 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 8-9, 2024; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees.  At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel.  The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 8-9, 2024, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2024, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities.  The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.  The Board also considered the role of the Adviser in overseeing the Fund’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2023.  For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge.  Among other information, the Board considered the following performance information in its evaluation of the Fund:
23

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
August 31, 2024 (Unaudited)

State Street S&P 500 Index Fund.  The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods.  The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods.  The Board also took into account the fact that the Fund is designed to track a designated index.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.  The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts.  In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders of the Fund.  Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street S&P 500 Index Fund.  The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe.  The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex.  The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex.  The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole.  The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Trustee may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
24

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
August 31, 2024 (Unaudited)

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
25

Annual Financial Statements and Other Information
August 31, 2024
SSGA Funds
State Street International Stock Selection Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS
August 31, 2024

Security Description	Shares	Value
COMMON STOCKS — 98.1%
AUSTRALIA — 5.9%
Ansell Ltd.	15,313	$309,176
Aristocrat Leisure Ltd.	7,344	271,952
BlueScope Steel Ltd. (a)	25,634	358,459
Fortescue Ltd.	4,455	55,091
GrainCorp Ltd. Class A	72,572	430,294
Helia Group Ltd.	173,406	481,217
JB Hi-Fi Ltd.	14,182	763,799
Magellan Financial Group Ltd.	78,620	507,129
Nick Scali Ltd.	36,687	383,400
NRW Holdings Ltd.	157,376	379,211
oOh!media Ltd.	33,832	28,853
Perseus Mining Ltd.	359,203	641,854
Resolute Mining Ltd. (b)	1,555,130	710,498
Scentre Group REIT	615,633	1,433,418
Stanmore Resources Ltd.	173,768	354,021
Stockland REIT	120,255	408,601
Ventia Services Group Pty. Ltd.	240,007	687,158
		8,204,131
AUSTRIA — 1.0%
BAWAG Group AG (c)	6,856	524,062
Erste Group Bank AG	16,133	882,932
		1,406,994
BELGIUM — 0.6%
Bekaert SA	6,916	285,921
Colruyt Group NV	10,039	517,125
		803,046
CHINA — 0.5%
E-Commodities Holdings Ltd.	814,000	152,407
Yangzijiang Shipbuilding Holdings Ltd.	324,100	618,421
		770,828
DENMARK — 3.5%
Danske Bank AS	28,625	893,351
Novo Nordisk AS Class B	16,699	2,321,443
Pandora AS	6,012	1,052,174
Per Aarsleff Holding AS	1,197	71,308
Sydbank AS	11,607	587,910
		4,926,186
FINLAND — 1.0%
Cargotec OYJ Class B	10,663	562,293
Nordea Bank Abp	57,277	676,194
Puuilo OYJ	11,373	129,237
		1,367,724
FRANCE — 9.0%
AXA SA	4,158	158,111
Capgemini SE	4,753	985,118
Carmila SA REIT	19,517	361,582
Carrefour SA	43,769	705,413
Cie de Saint-Gobain SA	19,089	1,668,665
Cie des Alpes	10,652	164,610
Security Description	Shares	Value
Cie Generale des Etablissements Michelin SCA	34,425	$1,351,276
Eurazeo SE	13,304	1,048,555
Ipsen SA	4,603	558,171
Kaufman & Broad SA	6,256	221,984
LVMH Moet Hennessy Louis Vuitton SE	251	187,088
Publicis Groupe SA	13,884	1,525,836
Rexel SA	49,816	1,257,721
TotalEnergies SE	35,388	2,432,742
		12,626,872
GERMANY — 9.5%
Allianz SE	2,131	661,690
Bilfinger SE	6,304	331,698
Ceconomy AG (b)	42,234	123,903
Cewe Stiftung & Co. KGaA	1,301	146,401
Commerzbank AG	57,048	843,754
Daimler Truck Holding AG	29,473	1,129,204
Deutsche Telekom AG	75,551	2,147,147
Fresenius SE & Co. KGaA (b)	41,292	1,523,146
Heidelberg Materials AG	13,143	1,389,774
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,315	1,792,991
SAF-Holland SE	20,328	389,640
SAP SE	12,471	2,725,658
		13,205,006
HONG KONG — 1.0%
Johnson Electric Holdings Ltd.	211,000	290,613
PAX Global Technology Ltd.	58,000	33,694
SmarTone Telecommunications Holdings Ltd.	153,000	75,344
Swire Pacific Ltd. Class A	55,500	471,172
Yue Yuen Industrial Holdings Ltd.	315,000	546,154
		1,416,977
INDONESIA — 0.5%
First Pacific Co. Ltd.	1,266,000	677,014
IRELAND — 1.2%
AerCap Holdings NV	15,700	1,529,494
COSMO Pharmaceuticals NV	1,734	162,986
		1,692,480
ISRAEL — 0.9%
Teva Pharmaceutical Industries Ltd. ADR (b)	42,300	798,201
Wix.com Ltd. (b)	2,400	399,888
		1,198,089
ITALY — 4.0%
Coca-Cola HBC AG	38,177	1,413,887
Intesa Sanpaolo SpA	446,202	1,856,771
Iveco Group NV	36,408	383,297
UniCredit SpA	44,338	1,832,039
Unipol Gruppo SpA	12,815	135,707
		5,621,701

See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2024

Security Description	Shares	Value
JAPAN — 22.0%
Amada Co. Ltd.	59,500	$610,507
Amano Corp.	6,900	206,495
Brother Industries Ltd.	6,600	121,919
Canon, Inc.	51,200	1,757,100
Chugoku Marine Paints Ltd.	8,600	118,243
Dai Nippon Printing Co. Ltd.	13,100	470,360
Daicel Corp.	11,900	106,188
Dowa Holdings Co. Ltd.	13,400	462,707
ENEOS Holdings, Inc.	261,200	1,410,612
FCC Co. Ltd.	14,700	233,688
H2O Retailing Corp.	32,400	475,173
Hitachi Ltd.	28,000	684,151
Honda Motor Co. Ltd.	145,400	1,579,419
Idemitsu Kosan Co. Ltd.	122,100	884,492
JVCKenwood Corp.	83,200	748,396
Kansai Electric Power Co., Inc.	80,500	1,423,439
Komatsu Ltd.	51,600	1,431,627
Marubeni Corp.	16,500	280,700
Mazda Motor Corp.	65,100	544,170
Mitsubishi Corp.	85,500	1,762,169
Mitsui & Co. Ltd.	75,900	1,621,422
Mitsui Mining & Smelting Co. Ltd.	14,900	477,403
NEC Corp.	9,800	862,419
NHK Spring Co. Ltd.	58,700	669,555
Nippon Yusen KK (a)	23,600	851,240
Nomura Holdings, Inc.	213,300	1,237,721
Okamura Corp.	2,400	32,374
ORIX Corp.	41,000	1,021,985
Osaka Gas Co. Ltd.	60,200	1,479,984
Otsuka Holdings Co. Ltd.	14,600	854,288
Renesas Electronics Corp.	27,700	476,351
Sakata INX Corp.	5,400	62,352
San-Ai Obbli Co. Ltd.	29,400	405,434
Subaru Corp.	70,400	1,329,360
Sumitomo Corp.	58,400	1,376,609
Sumitomo Electric Industries Ltd.	92,500	1,523,950
Taiheiyo Cement Corp.	7,900	179,140
Takasago International Corp.	2,200	71,633
Tokyu Fudosan Holdings Corp.	41,800	298,510
Toyo Tire Corp.	7,600	111,200
Toyota Motor Corp.	6,200	117,032
Yokogawa Electric Corp.	13,500	377,509
		30,749,026
JORDAN — 0.6%
Hikma Pharmaceuticals PLC	30,147	785,110
NETHERLANDS — 5.1%
ASM International NV	528	356,611
ASML Holding NV	2,010	1,804,145
ING Groep NV	97,944	1,774,934
Koninklijke KPN NV	356,668	1,456,005
Koninklijke Philips NV (b)	11,520	346,498
NN Group NV	28,819	1,410,925
		7,149,118
Security Description	Shares	Value
NORWAY — 0.7%
Belships ASA	79,861	$149,095
Hoegh Autoliners ASA	16,508	184,293
Stolt-Nielsen Ltd.	14,670	584,412
		917,800
SINGAPORE — 1.5%
BW LPG Ltd. (c)	34,556	542,501
ComfortDelGro Corp. Ltd.	66,400	72,254
Oversea-Chinese Banking Corp. Ltd.	131,500	1,466,206
		2,080,961
SPAIN — 3.9%
ACS Actividades de Construccion y Servicios SA (a)	31,433	1,428,757
Aedas Homes SA (c)	2,878	79,374
Banco Bilbao Vizcaya Argentaria SA	153,794	1,630,337
Banco Santander SA	339,516	1,687,353
Indra Sistemas SA (a)	33,149	619,998
		5,445,819
SWEDEN — 2.4%
Alimak Group AB (c)	4,320	45,437
Arjo AB Class B	92,115	376,240
Attendo AB (c)	68,885	322,683
Bilia AB Class A	7,102	92,059
Clas Ohlson AB Class B	29,973	511,411
Granges AB	50,844	630,338
Trelleborg AB Class B	34,895	1,360,022
		3,338,190
SWITZERLAND — 5.3%
Aryzta AG (b)	344,715	696,689
EFG International AG	44,159	626,502
Landis & Gyr Group AG	444	39,905
Logitech International SA	15,402	1,391,897
Novartis AG	26,593	3,194,726
Sonova Holding AG	4,379	1,523,802
		7,473,521
UNITED KINGDOM — 10.4%
Associated British Foods PLC	44,324	1,449,446
AstraZeneca PLC	11,054	1,927,015
Aviva PLC	230,745	1,529,126
Barclays PLC	567,696	1,702,847
Chemring Group PLC	3,130	16,730
Grafton Group PLC CDI	46,607	660,689
Hilton Food Group PLC	5,394	69,777
Imperial Brands PLC	33,952	972,043
Johnson Service Group PLC	232,426	488,392
Keller Group PLC	4,645	101,265
Kier Group PLC	105,832	211,263
Lloyds Banking Group PLC	2,330,834	1,790,734
Mitie Group PLC	406,968	662,744
NatWest Group PLC	171,956	779,564
Paragon Banking Group PLC	27,942	281,643

See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2024

Security Description	Shares	Value
Tesco PLC	372,409	$1,729,892
Zigup PLC	15,906	83,871
		14,457,041
UNITED STATES — 7.6%
Alcon, Inc.	6,568	635,900
CRH PLC	8,363	740,702
GSK PLC	101,378	2,206,124
Holcim AG	17,685	1,700,157
JS Global Lifestyle Co. Ltd. (c)	584,500	114,684
Nestle SA	8,235	881,771
Roche Holding AG	6,137	2,073,462
Roche Holding AG Bearer Shares (a)	132	47,890
Sanofi SA	4,330	484,382
Schneider Electric SE	221	56,114
Shell PLC	49,526	1,743,788
		10,684,974
TOTAL COMMON STOCKS (Cost $117,475,814)		136,998,608

SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.28% (d) (e)	533,957	533,957
State Street Navigator Securities Lending Portfolio II (f) (g)	225,675	225,675
TOTAL SHORT-TERM INVESTMENTS (Cost $759,632)		759,632
TOTAL INVESTMENTS — 98.7% (Cost $118,235,446)		137,758,240
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		1,880,864
NET ASSETS — 100.0%		$139,639,104

(a)	All or a portion of the shares of the security are on loan at August 31, 2024.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of August 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended August 31, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at August 31, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended August 31, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

At August 31, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	19	09/20/2024	$2,185,785	$2,335,533	$149,748

During the year ended August 31, 2024, the average notional value related to futures contracts was $1,601,463.
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
August 31, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$136,998,608	$—	$—	$136,998,608
Short-Term Investments	759,632	—	—	759,632
TOTAL INVESTMENTS	$137,758,240	$—	$—	$137,758,240
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$149,748	$—	$—	$149,748
TOTAL OTHER FINANCIAL INSTRUMENTS:	$149,748	$—	$—	$149,748

Affiliate Table
	Number of Shares Held at 8/31/23	Value at 8/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/24	Value at 8/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	457,641	$457,641	$21,440,810	$21,364,494	$—	$—	533,957	$533,957	$54,822
State Street Navigator Securities Lending Portfolio II	3,698,736	3,698,736	28,818,916	32,291,977	—	—	225,675	225,675	9,974
Total		$4,156,377	$50,259,726	$53,656,471	$—	$—		$759,632	$64,796
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Statement of Assets and Liabilities
August 31, 2024

ASSETS
Investments in unaffiliated issuers, at value*	$136,998,608
Investments in affiliated issuers, at value	759,632
Total Investments	137,758,240
Foreign currency, at value	1,427,011
Receivable from broker — variation margin on open futures contracts	149,790
Receivable for fund shares sold	17,709
Dividends receivable — unaffiliated issuers	200,214
Dividends receivable — affiliated issuers	3,857
Securities lending income receivable — unaffiliated issuers	169
Securities lending income receivable — affiliated issuers	56
Receivable from Adviser	63,073
Net receivable for foreign taxes recoverable	604,989
Prepaid expenses and other assets	1,248
TOTAL ASSETS	140,226,356
LIABILITIES
Due to broker	70,672
Payable upon return of securities loaned	225,675
Payable for fund shares repurchased	73,753
Advisory fee payable	86,849
Custodian fees payable	18,195
Administration fees payable	4,881
Shareholder servicing fee payable	1,647
Distribution fees payable	16,133
Trustees’ fees and expenses payable	42
Transfer agent fees payable	17,464
Sub-transfer agent fee payable	238
Registration and filing fees payable	24,459
Professional fees payable	38,332
Printing and postage fees payable	7,763
Accrued expenses and other liabilities	1,149
TOTAL LIABILITIES	587,252
NET ASSETS	$139,639,104
NET ASSETS CONSIST OF:
Paid-in capital	$132,119,216
Total distributable earnings (loss)	7,519,888
NET ASSETS	$139,639,104
Class A
Net Assets	$125,681
Shares Outstanding	10,283
Net asset value, offering and redemption price per share	$12.22
Maximum sales charge	5.25%
Maximum offering price per share	$12.90
Class I
Net Assets	$3,290,890
Shares Outstanding	277,802
Net asset value, offering and redemption price per share	$11.85
Class K
Net Assets	$48,520,530
Shares Outstanding	4,094,179
Net asset value, offering and redemption price per share	$11.85
Class N
Net Assets	$87,702,003
Shares Outstanding	7,387,761
Net asset value, offering and redemption price per share	$11.87
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Statement of Assets and Liabilities  (continued)
August 31, 2024

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$117,475,814
Investments in affiliated issuers	759,632
Total cost of investments	$118,235,446
Foreign currency, at cost	$1,417,518
* Includes investments in securities on loan, at value	$1,301,354
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Statement of Operations
For the Year Ended August 31, 2024

INVESTMENT INCOME
Interest income — unaffiliated issuers	$2,456
Dividend income — unaffiliated issuers	5,120,517
Dividend income — affiliated issuers	54,822
Unaffiliated securities lending income	4,310
Affiliated securities lending income	9,974
Foreign taxes withheld	(414,220)
TOTAL INVESTMENT INCOME (LOSS)	4,777,859
EXPENSES
Advisory fee	985,909
Administration fees	65,727
Shareholder servicing fees
Class N	19,318
Distribution fees
Class A	250
Class N	188,978
Custodian fees	75,574
Trustees’ fees and expenses	22,045
Transfer agent fees	34,009
Class A	242
Class I	2,284
Registration and filing fees	106,029
Professional fees and expenses	31,623
Printing and postage fees	3,080
Insurance expense	1,771
Taxes and fees	2,158
Miscellaneous expenses	1,248
TOTAL EXPENSES	1,540,245
Expenses waived/reimbursed by the Adviser	(341,106)
NET EXPENSES	1,199,139
NET INVESTMENT INCOME (LOSS)	$3,578,720
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	9,106,719
Foreign currency transactions	(36,470)
Futures contracts	238,128
Net realized gain (loss)	9,308,377
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	11,263,121
Foreign currency translations	48,043
Futures contracts	139,909
Net change in unrealized appreciation/depreciation	11,451,073
NET REALIZED AND UNREALIZED GAIN (LOSS)	20,759,450
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$24,338,170
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Statements of Changes in Net Assets

	Year Ended 8/31/24	Year Ended 8/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,578,720	$5,095,218
Net realized gain (loss)	9,308,377	(4,715,142)
Net change in unrealized appreciation/depreciation	11,451,073	22,551,800
Net increase (decrease) in net assets resulting from operations	24,338,170	22,931,876
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(2,111)	(1,873)
Class I	(138,906)	(95,376)
Class K	(2,507,061)	(2,093,536)
Class N	(4,563,615)	(2,927,749)
Total distributions to shareholders	(7,211,693)	(5,118,534)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from shares sold	24,800	206,126
Reinvestment of distributions	2,111	1,873
Cost of shares redeemed	(12,906)	(4,081,471)
Net increase (decrease) from capital share transactions	14,005	(3,873,472)
Class I
Proceeds from shares sold	1,328,948	380,687
Reinvestment of distributions	135,635	93,436
Cost of shares redeemed	(976,950)	(963,564)
Net increase (decrease) from capital share transactions	487,633	(489,441)
Class K
Proceeds from shares sold	10,404,594	12,743,713
Reinvestment of distributions	2,507,061	2,093,536
Cost of shares redeemed	(15,568,949)	(41,999,336)
Net increase (decrease) from capital share transactions	(2,657,294)	(27,162,087)
Class N
Proceeds from shares sold	2,069,848	5,494,356
Reinvestment of distributions	4,517,055	2,898,184
Cost of shares redeemed	(16,030,445)	(20,198,626)
Net increase (decrease) from capital share transactions	(9,443,542)	(11,806,086)
Net increase (decrease) in net assets from beneficial interest transactions	(11,599,198)	(43,331,086)
Net increase (decrease) in net assets during the period	5,527,279	(25,517,744)
Net assets at beginning of period	134,111,825	159,629,569
NET ASSETS AT END OF PERIOD	$139,639,104	$134,111,825
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	2,094	22,846
Reinvestment of distributions	197	195
Shares redeemed	(1,155)	(422,781)
Net increase (decrease) from capital share transactions	1,136	(399,740)
Class I
Shares sold	119,388	39,937
Reinvestment of distributions	13,118	9,961
Shares redeemed	(90,231)	(98,269)
Net increase (decrease) from capital share transactions	42,275	(48,371)
Class K
Shares sold	941,261	1,310,009
Reinvestment of distributions	242,462	223,430
Shares redeemed	(1,433,868)	(4,463,573)
Net increase (decrease) from capital share transactions	(250,145)	(2,930,134)
Class N
Shares sold	188,555	538,150
Reinvestment of distributions	435,169	308,317
Shares redeemed	(1,491,000)	(2,016,585)
Net increase (decrease) from capital share transactions	(867,276)	(1,170,118)
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class A
	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20
Net asset value, beginning of period	$10.41	$9.11	$11.84	$9.46	$9.59
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.26	0.17	0.32	0.25	0.19
Net realized and unrealized gain (loss)	1.78	1.16	(2.57)	2.31	(0.00)(c)
Total from investment operations	2.04	1.33	(2.25)	2.56	0.19
Distributions to shareholders from:
Net investment income	(0.23)	(0.03)	(0.48)	(0.18)	(0.32)
Net asset value, end of period	$12.22	$10.41	$9.11	$11.84	$9.46
Total return (d)	19.89%	14.68%	(19.76)%	27.33%	1.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$126	$95	$3,725	$4,642	$4,141
Ratios to Average Net Assets:
Total expenses (b)	1.49%	1.67%	1.44%	1.55%	1.48%
Net expenses (b)	1.24%	1.43%	1.20%	1.29%	1.20%
Net investment income (loss) (b)	2.40%	1.87%	3.05%	2.30%	2.03%
Portfolio turnover rate	98%	106%	120%	111%	104%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20
Net asset value, beginning of period	$10.43	$9.17	$11.93	$9.51	$9.65
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.30	0.34	0.37	0.31	0.22
Net realized and unrealized gain (loss)	1.73	1.27	(2.59)	2.32	0.00(c)
Total from investment operations	2.03	1.61	(2.22)	2.63	0.22
Distributions to shareholders from:
Net investment income	(0.61)	(0.35)	(0.54)	(0.21)	(0.36)
Net asset value, end of period	$11.85	$10.43	$9.17	$11.93	$9.51
Total return (d)	20.44%	17.82%	(19.47)%	27.94%	2.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,291	$2,456	$2,604	$3,419	$2,557
Ratios to Average Net Assets:
Total expenses (b)	1.09%	1.11%	1.04%	1.11%	1.15%
Net expenses (b)	0.84%	0.87%	0.81%	0.85%	0.87%
Net investment income (loss) (b)	2.81%	3.42%	3.46%	2.88%	2.33%
Portfolio turnover rate	98%	106%	120%	111%	104%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20
Net asset value, beginning of period	$10.43	$9.17	$11.93	$9.52	$9.65
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.31	0.36	0.35	0.32	0.24
Net realized and unrealized gain (loss)	1.73	1.25	(2.57)	2.31	(0.00)(c)
Total from investment operations	2.04	1.61	(2.22)	2.63	0.24
Distributions to shareholders from:
Net investment income	(0.62)	(0.35)	(0.54)	(0.22)	(0.37)
Net asset value, end of period	$11.85	$10.43	$9.17	$11.93	$9.52
Total return (d)	20.45%	18.01%	(19.42)%	27.97%	2.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$48,521	$45,320	$66,731	$76,748	$60,185
Ratios to Average Net Assets:
Total expenses (b)	1.00%	0.99%	0.98%	1.01%	1.03%
Net expenses (b)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss) (b)	2.87%	3.70%	3.25%	2.93%	2.52%
Portfolio turnover rate	98%	106%	120%	111%	104%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class N
	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20
Net asset value, beginning of period	$10.45	$9.18	$11.94	$9.53	$9.66
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.29	0.33	0.35	0.29	0.21
Net realized and unrealized gain (loss)	1.72	1.27	(2.60)	2.32	0.01
Total from investment operations	2.01	1.60	(2.25)	2.61	0.22
Distributions to shareholders from:
Net investment income	(0.59)	(0.33)	(0.51)	(0.20)	(0.35)
Net asset value, end of period	$11.87	$10.45	$9.18	$11.94	$9.53
Total return (c)	20.09%	17.79%	(19.61)%	27.63%	1.94%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$87,702	$86,241	$86,569	$117,474	$103,963
Ratios to Average Net Assets:
Total expenses (b)	1.25%	1.24%	1.23%	1.26%	1.28%
Net expenses (b)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss) (b)	2.64%	3.34%	3.25%	2.64%	2.20%
Portfolio turnover rate	98%	106%	120%	111%	104%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND
Notes to Financial Statements — August 31, 2024

1.    Organization
The SSGA Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company.
As of August 31, 2024, the Trust consists of two (2) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.001 par value. The financial statements herein relate to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street International Stock Selection Fund	Class A Class I Class K Class N	July 7, 2014 July 7, 2014 July 7, 2014 March 7, 1995	Diversified
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I, Class K and Class N shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — August 31, 2024

•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of August 31, 2024 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — August 31, 2024

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”)  understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of August 31, 2024, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
As a result of several court cases, in certain countries across the European Union ("EU"), the Fund filed for additional tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for such EU reclaims is reflected in the Statement of Operations.  When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
For U.S. income tax purposes, EU reclaims received by the Fund, if any, during a fiscal year reduce the amounts of foreign taxes that the Fund passes through to its shareholders for their use as foreign tax credits on their individual income tax returns. In the event that EU reclaims received by the Fund during the fiscal year exceed foreign withholding taxes paid, and the Fund previously passed through those refunded EU taxes to its shareholders for their use as foreign tax credits on prior year individual income tax returns the Fund will enter into a closing agreement with the Internal Revenue Service (the "IRS") in order to pay the associated tax liability on behalf of the Fund's shareholders, payable by the Fund to the IRS as a compliance fee.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet the Fund's objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — August 31, 2024

value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended August 31, 2024, the Fund entered into futures contracts in order to equitize cash.
The following tables summarize the value of the Fund's derivative instruments as of August 31, 2024, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street International Stock Selection Fund
Futures Contracts	$—	$—	$—	$149,790	$—	$149,790
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street International Stock Selection Fund
Futures Contracts	$—	$—	$—	$238,128	$—	$238,128
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street International Stock Selection Fund
Futures Contracts	$—	$—	$—	$139,909	$—	$139,909
4.    Fees and Transactions with Affiliates
Advisory Fees
SSGA FM manages the Fund pursuant to an Investment Advisory Agreement between the Trust and the Adviser. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly owned subsidiary of State Street Corporation. The Adviser and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Adviser directs the investments of the Fund in accordance with its investment objectives, policies and limitations. For its services, the Fund pays the Adviser a management fee at an annual rate of 0.75% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated until December 31, 2024 to waive up to the full amount of its management fee and/or to reimburse the Fund for expenses to the extent that total annual Fund operating expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses, and distribution, shareholder servicing and sub-transfer agency fees) exceed 0.75% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2024 except with the approval of the Board.  During the year ended August 31, 2024, SSGA FM agreed to reimburse fees of $327,960.

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — August 31, 2024

Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. SSGA FM has contractually agreed to waive 0.01% of its administration fee. The waiver may not be terminated or modified except with the approval of the Board and shall continue until at least December 31, 2024. For the year ended August 31, 2024, SSGA FM waived fees in the amount of $13,146.
The Adviser and the Fund each bear a portion of the fee paid to State Street for providing sub-administration and custodian services with respect to the Fund.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”) an affiliate of the Adviser, serves as the distributor of the Trust.
The Fund adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A and Class N shares and for services provided to shareholders in those classes (the “Plan”).
The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares and 0.25% of the Fund’s net assets attributable to its Class N shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across participating affiliated funds, the Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, the Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended August 31, 2024, are disclosed in the Fund's  Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — August 31, 2024

6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the year ended August 31, 2024 were as follows:
	Purchases	Sales
State Street International Stock Selection Fund	$127,117,189	$142,401,746
7.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to foreign currencies, passive foreign investment companies, wash sale loss deferrals, and futures contracts.
The tax character of distributions paid during the year ended August 31, 2024, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street International Stock Selection Fund	$7,211,693	$—	$7,211,693
The tax character of distributions paid during the year ended August 31, 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street International Stock Selection Fund	$ 5,118,534	$ —	$ 5,118,534
At August 31, 2024, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street International Stock Selection Fund	$3,031,105	$(13,829,128)	$—	$18,317,911	$7,519,888
As of August 31, 2024, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street International Stock Selection Fund	$13,829,128	$—

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — August 31, 2024

As of August 31, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Stock Selection Fund	$119,611,197	$20,313,268	$2,016,477	$18,296,791
8.    Securities Lending
The  Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of August 31, 2024, and the value of the invested cash collateral are disclosed in the Fund's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Fund's securities lending agreements and related cash and non-cash collateral received as of August 31, 2024:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street International Stock Selection Fund	$ 1,301,354	$ 225,675	$ 1,144,400	$ 1,370,075
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of August 31, 2024:
		Remaining Contractual Maturity of the Agreements as of August 31, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Stock Selection Fund	Common Stocks	$225,675	$—	$—	$—	$225,675	$225,675
9.    Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $1.26 billion ($180 million of $960 million prior to October 3, 2024) revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions.

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — August 31, 2024

This agreement expires in October 2025 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of August 31, 2024.
10.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SSGA FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of State Street International Stock Selection Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street International Stock Selection Fund (the “Fund”) (one of the funds constituting SSGA Funds (the “Trust”)), including the schedule of investments, as of August 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting SSGA Funds) at August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
October, 22, 2024

SSGA FUNDS
State Street International Stock Selection Fund
Other Information — August 31, 2024 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended August 31, 2024.
Qualified Business Income Deduction
The Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended August 31, 2024 is considered qualified dividend income and is eligible for reduced tax rates. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Foreign Tax Credit
The Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended August 31, 2024, the total amount of foreign taxes that will be passed through are:
Amount
State Street International Stock Selection Fund	$284,157
The amount of foreign source income earned on the Fund during the year ended August 31, 2024 was as follows:
Amount
State Street International Stock Selection Fund	$5,162,813

SSGA FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
August 31, 2024 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the SSGA Funds (the “Trust”), met in person on April 3, 2024 and May 8-9, 2024, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to State Street International Stock Selection Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 3, 2024 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 8-9, 2024 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2023, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund, as applicable; and
______________________________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

SSGA FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
August 31, 2024 (Unaudited)

•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund, as applicable, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 3, 2024 and May 8-9, 2024 meetings by Independent Counsel, requesting specific information from each of:
o	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2023; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2023;
o	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund, with respect to its operations relating to the Fund; and
o	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;

SSGA FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
August 31, 2024 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 8-9, 2024; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 8-9, 2024 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2024, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Fund’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2023. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street International Stock Selection Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 3-year period and was below the

SSGA FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
August 31, 2024 (Unaudited)

Benchmark for the 1-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is being appropriately monitored and/or addressed by management.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders of the Fund. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street International Stock Selection Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates

SSGA FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
August 31, 2024 (Unaudited)

payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Code of Ethics referred to in Item 2.

(a)(2)	Not applicable to the Registrant.

(a)(3)	A separate certification for each principal executive and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable.

(b)	A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the Registrant.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	SSGA FUNDS

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	October 31, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	October 31, 2024

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	October 31, 2024